American Century Investments®
Quarterly Portfolio Holdings
California High-Yield Municipal Fund
May 31, 2019

California High-Yield Municipal - Schedule of Investments
MAY 31, 2019 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUNICIPAL SECURITIES — 99.7%
California — 98.4%
91 Express Lanes Toll Road Rev., 5.00%, 8/15/30	2,400,000	2,716,224
ABAG Finance Authority for Nonprofit Corps. Rev., (Jackson Laboratory), 5.00%, 7/1/37	2,000,000	2,180,780
ABC Unified School District GO, Capital Appreciation, 0.00%, 8/1/21 (NATL)(1)	1,000,000	965,350
Alameda Community Facilities District Special Tax, 5.00%, 9/1/42	1,250,000	1,392,400
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/26	2,000,000	2,287,300
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/27 (AGM)	2,000,000	2,289,100
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/35	2,270,000	2,634,789
Antelope Valley Healthcare District Rev., 5.00%, 3/1/46	5,000,000	5,245,100
Bay Area Toll Authority Rev., VRDN, 2.52%, (MUNIPSA plus 1.10%), 4/1/24	2,500,000	2,568,100
Beaumont Special Tax, (Beaumont Community Facilities District No. 2016-1), 5.00%, 9/1/44	300,000	341,382
Beaumont Special Tax, (Beaumont Community Facilities District No. 2016-1), 5.00%, 9/1/49	400,000	453,636
Beaumont Special Tax, (Beaumont Community Facilities District No. 93-1), 5.00%, 9/1/43	1,605,000	1,831,128
Beaumont Special Tax, (Beaumont Community Facilities District No. 93-1), 5.00%, 9/1/48	2,855,000	3,242,052
Beaumont Special Tax, (Beaumont Community Facilities District No. 93-1), 5.00%, 9/1/48	2,535,000	2,878,670
Berryessa Union School District GO, Capital Appreciation, 0.00%, 8/1/21 (AGM)(1)	1,190,000	1,151,468
Berryessa Union School District GO, Capital Appreciation, 0.00%, 8/1/22 (AGM)(1)	1,220,000	1,157,804
Berryessa Union School District GO, Capital Appreciation, 0.00%, 8/1/23 (AGM)(1)	1,000,000	929,310
California Community College Financing Authority Rev., (NCCD-Orange Coast Properties LLC), 5.25%, 5/1/53	6,250,000	7,174,187
California Community Housing Agency Rev., 5.00%, 4/1/49(2)	8,035,000	8,763,935
California County Tobacco Securitization Agency Rev., (Alameda County Tobacco Securitization Corp.), 0.00%, 6/1/50(1)	22,520,000	3,303,684
California County Tobacco Securitization Agency Rev., (Gold Country Settlement Funding Corp.), 5.25%, 6/1/46	1,000,000	999,920
California County Tobacco Securitization Agency Rev., (Los Angeles County Securitization Corp.), 5.45%, 6/1/28	2,000,000	2,030,280
California County Tobacco Securitization Agency Rev., (Los Angeles County Securitization Corp.), 5.65%, 6/1/41	1,500,000	1,510,350
California County Tobacco Securitization Agency Rev., (Los Angeles County Securitization Corp.), 0.00%, 6/1/46(1)	15,975,000	3,134,934
California Educational Facilities Authority Rev., (Board of Trustees of The Leland Stanford Junior University), 5.00%, 5/1/49	4,000,000	5,902,880
California Educational Facilities Authority Rev., (Chapman University), 5.00%, 4/1/25	715,000	857,671
California Educational Facilities Authority Rev., (Chapman University), 5.00%, 4/1/31 (GA: Brandman University)	1,820,000	1,932,949
California Educational Facilities Authority Rev., (Loma Linda University), 5.00%, 4/1/30	575,000	702,098
California Educational Facilities Authority Rev., (Loma Linda University), 5.00%, 4/1/31	650,000	787,196
California Educational Facilities Authority Rev., (Loma Linda University), 5.00%, 4/1/32	500,000	601,805
California Educational Facilities Authority Rev., (Loma Linda University), 5.00%, 4/1/33	575,000	689,281
California Educational Facilities Authority Rev., (Loma Linda University), 5.00%, 4/1/34	1,250,000	1,491,475
California Educational Facilities Authority Rev., (Loma Linda University), 5.00%, 4/1/35	1,250,000	1,486,813
California Health Facilities Financing Authority Rev., (Adventist Health System / West Obligated Group), 4.00%, 3/1/24	2,250,000	2,507,917
California Health Facilities Financing Authority Rev., (Kaiser Credit Group), VRDN, 1.16%, 6/7/19	1,500,000	1,500,000
California Infrastructure & Economic Development Bank Rev., (Colburn School), VRDN, 2.42%, (MUNIPSA plus 1.00%), 6/1/20	2,190,000	2,197,512
California Municipal Finance Authority Rev., (Azusa Pacific University), 5.00%, 4/1/41	1,860,000	1,995,650
California Municipal Finance Authority Rev., (Bowles Hall Foundation), 5.00%, 6/1/50	1,750,000	1,913,520
California Municipal Finance Authority Rev., (California Baptist University), 5.00%, 11/1/46(2)	2,000,000	2,248,340
California Municipal Finance Authority Rev., (Caritas Affordable Housing, Inc.), 5.00%, 8/15/20	600,000	623,208
California Municipal Finance Authority Rev., (Caritas Affordable Housing, Inc.), 5.00%, 8/15/22	360,000	395,039
California Municipal Finance Authority Rev., (Chevron Corp.), VRDN, 1.45%, 6/3/19 (GA: Chevron Corp.)	1,500,000	1,500,000

California Municipal Finance Authority Rev., (Chevron USA, Inc.), VRDN, 1.45%, 6/3/19 (GA: Chevron Corp.)	6,700,000	6,700,000
California Municipal Finance Authority Rev., (CHF-Davis I LLC), 5.00%, 5/15/51	12,205,000	14,211,990
California Municipal Finance Authority Rev., (CHF-Riverside I LLC), 5.00%, 5/15/52	5,140,000	5,985,222
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/27	1,000,000	1,215,830
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/46	3,615,000	4,053,174
California Municipal Finance Authority Rev., (Creative Center of Los Altos), 4.00%, 11/1/26(2)	625,000	647,713
California Municipal Finance Authority Rev., (Creative Center of Los Altos), 4.00%, 11/1/36(2)	1,400,000	1,427,874
California Municipal Finance Authority Rev., (Creative Center of Los Altos), 4.50%, 11/1/46(2)	3,100,000	3,206,485
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/35	3,500,000	4,075,645
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/35	1,500,000	1,746,705
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/36	1,580,000	1,832,152
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/37	1,500,000	1,731,540
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/42	1,750,000	1,998,937
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/47	3,000,000	3,402,780
California Municipal Finance Authority Rev., (Emerson College), 5.00%, 1/1/42	5,250,000	6,110,160
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 5.00%, 11/1/24	1,000,000	1,149,500
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 5.00%, 11/1/25	1,000,000	1,170,630
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 5.00%, 11/1/26	500,000	594,100
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 5.00%, 11/1/35	350,000	385,406
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 5.00%, 11/1/40	500,000	545,110
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 5.00%, 11/1/44	300,000	326,715
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 5.25%, 11/1/47	1,600,000	1,783,200
California Municipal Finance Authority Rev., (Northern California Retired Officers Community), 2.25%, 7/1/25 (California Mortgage Insurance)	2,200,000	2,212,430
California Municipal Finance Authority Rev., (Palmdale Aerospace Academy, Inc.), 5.00%, 7/1/38(2)	2,200,000	2,464,088
California Municipal Finance Authority Rev., (Palmdale Aerospace Academy, Inc.), 5.00%, 7/1/49(2)	5,100,000	5,631,828
California Municipal Finance Authority Rev., (River Charter Schools), 5.50%, 6/1/38(2)	800,000	891,120
California Municipal Finance Authority Rev., (River Charter Schools), 5.50%, 6/1/48(2)	1,810,000	1,995,036
California Municipal Finance Authority Rev., (River Charter Schools), 5.50%, 6/1/53(2)	1,805,000	1,977,937
California Municipal Finance Authority Rev., (Santa Rosa Academy LLC), 5.125%, 7/1/35(2)	905,000	986,378
California Municipal Finance Authority Rev., (Santa Rosa Academy LLC), 5.375%, 7/1/45(2)	1,400,000	1,528,884
California Municipal Finance Authority Rev., (Touro College and University System Obligated Group), 5.25%, 1/1/34	950,000	1,056,524
California Municipal Finance Authority Rev., (Touro College and University System Obligated Group), 5.25%, 1/1/40	1,750,000	1,927,117
California Municipal Finance Authority Rev., (William Jessup University), 5.00%, 8/1/39	2,000,000	2,209,480
California Municipal Finance Authority Rev., (William Jessup University), 5.00%, 8/1/48	2,700,000	2,942,271
California Pollution Control Financing Authority Rev., (San Diego County Water Authority), 5.00%, 11/21/45(2)	1,500,000	1,758,945
California Public Finance Authority Rev., (Henry Mayo Newhall Memorial Hospital), 5.00%, 10/15/47	3,500,000	3,880,730
California School Finance Authority Rev., (Alliance for College Ready Public Schools Obligated Group), 5.00%, 7/1/31	4,000,000	4,569,840
California School Finance Authority Rev., (Alliance for College Ready Public Schools Obligated Group), 5.00%, 7/1/45(2)	5,000,000	5,534,050
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 5.00%, 8/1/27(2)	985,000	1,134,040
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 5.00%, 8/1/28(2)	1,285,000	1,476,722
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 5.00%, 8/1/29(2)	795,000	909,639
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 5.00%, 8/1/30(2)	400,000	455,516
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 5.00%, 8/1/31(2)	500,000	565,850
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 5.00%, 8/1/40(2)	1,000,000	1,106,560
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 5.00%, 8/1/41(2)	1,000,000	1,105,380
California School Finance Authority Rev., (Bright Star Schools Obligated Group), 5.00%, 6/1/37(2)	1,800,000	1,910,700
California School Finance Authority Rev., (Bright Star Schools Obligated Group), 5.00%, 6/1/47(2)	1,565,000	1,649,244
California School Finance Authority Rev., (Bright Star Schools Obligated Group), 5.00%, 6/1/54(2)	1,660,000	1,737,887
California School Finance Authority Rev., (Downtown College Prep Obligated Group), 4.00%, 6/1/26(2)	2,525,000	2,602,694

California School Finance Authority Rev., (Downtown College Prep Obligated Group), 4.50%, 6/1/31(2)	1,500,000	1,561,125
California School Finance Authority Rev., (Downtown College Prep Obligated Group), 4.75%, 6/1/36(2)	1,500,000	1,566,165
California School Finance Authority Rev., (Downtown College Prep Obligated Group), 5.00%, 6/1/46(2)	4,630,000	4,860,991
California School Finance Authority Rev., (Downtown College Prep Obligated Group), 5.00%, 6/1/51(2)	2,000,000	2,087,440
California School Finance Authority Rev., (Ednovate Obligated Group), 5.00%, 6/1/30(2)	325,000	353,064
California School Finance Authority Rev., (Ednovate Obligated Group), 5.00%, 6/1/37(2)	430,000	460,074
California School Finance Authority Rev., (Ednovate Obligated Group), 5.00%, 6/1/48(2)	1,100,000	1,166,880
California School Finance Authority Rev., (Ednovate Obligated Group), 5.00%, 6/1/56(2)	1,000,000	1,053,830
California School Finance Authority Rev., (Encore Education Obligated Group), 5.00%, 6/1/42(2)	2,010,000	1,821,402
California School Finance Authority Rev., (Encore Education Obligated Group), 5.00%, 6/1/52(2)	2,190,000	1,922,141
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/38(2)	1,000,000	1,165,180
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/45(2)	3,500,000	3,874,150
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/48(2)	3,500,000	4,024,055
California School Finance Authority Rev., (Kepler Education, Inc.), 5.75%, 5/1/37(2)	1,050,000	1,045,296
California School Finance Authority Rev., (Kepler Education, Inc.), 5.875%, 5/1/47(2)	1,425,000	1,418,132
California School Finance Authority Rev., (Kipp Schools), 4.125%, 7/1/24	345,000	362,799
California School Finance Authority Rev., (Kipp Schools), 5.00%, 7/1/34	500,000	555,835
California School Finance Authority Rev., (Kipp Schools), 5.00%, 7/1/37(2)	1,180,000	1,371,148
California School Finance Authority Rev., (Kipp Schools), 5.125%, 7/1/44	700,000	771,176
California School Finance Authority Rev., (Kipp Schools), 5.00%, 7/1/45(2)	1,650,000	1,835,724
California School Finance Authority Rev., (Kipp Socal Public Schools Obligated Group), 5.00%, 7/1/39(3)	1,000,000	1,188,340
California School Finance Authority Rev., (Kipp Socal Public Schools Obligated Group), 5.00%, 7/1/49(3)	1,000,000	1,172,130
California School Finance Authority Rev., (Kipp Socal Public Schools Obligated Group), 5.00%, 7/1/54(3)	2,150,000	2,499,826
California School Finance Authority Rev., (Larchmont Schools), 5.00%, 6/1/33(2)	500,000	543,535
California School Finance Authority Rev., (Larchmont Schools), 5.00%, 6/1/43(2)	550,000	589,248
California School Finance Authority Rev., (Larchmont Schools), 5.00%, 6/1/55(2)	1,000,000	1,060,800
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.00%, 6/1/21(2)	770,000	784,330
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.00%, 6/1/26(2)	500,000	541,345
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.00%, 6/1/31(2)	870,000	924,036
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.00%, 6/1/36(2)	1,000,000	1,052,810
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.00%, 6/1/37(2)	360,000	383,152
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.00%, 6/1/46(2)	2,100,000	2,192,694
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.00%, 6/1/53(2)	2,265,000	2,374,399
California School Finance Authority Rev., (Summit Public Schools Obligated Group), 5.00%, 6/1/37(2)	1,000,000	1,149,610
California School Finance Authority Rev., (Summit Public Schools Obligated Group), 5.00%, 6/1/47(2)	1,870,000	2,119,795
California School Finance Authority Rev., (Summit Public Schools Obligated Group), 4.30%, 6/1/53(2)	2,935,000	2,978,086
California State Public Works Board Rev., 5.00%, 4/1/25	1,500,000	1,648,650
California State Public Works Board Rev., 5.00%, 12/1/31	975,000	1,057,037
California State Public Works Board Rev., 5.00%, 4/1/37	5,465,000	5,956,194
California State Public Works Board Rev., 5.00%, 11/1/38	2,350,000	2,658,531
California State Public Works Board Rev., (State of California Department of Corrections & Rehabilitation), 5.75%, 10/1/31	1,000,000	1,095,940
California State Public Works Board Rev., (State of California Department of Corrections & Rehabilitation), 5.00%, 9/1/39	7,000,000	7,957,950
California Statewide Communities Development Authority Rev., (899 Charleston LLC), 5.25%, 11/1/44(2)	1,500,000	1,642,980
California Statewide Communities Development Authority Rev., (Adventist Health System / West Obligated Group), 5.00%, 3/1/35	1,785,000	2,085,237
California Statewide Communities Development Authority Rev., (American Baptist Homes of the West Obligated Group), 5.00%, 10/1/43 (GA: American Baptist Homes Foundation)	1,200,000	1,270,920
California Statewide Communities Development Authority Rev., (American Baptist Homes of the West Obligated Group), 5.00%, 10/1/45	2,400,000	2,647,992
California Statewide Communities Development Authority Rev., (Be.group), 7.25%, 11/15/41(2)	2,500,000	2,560,125

California Statewide Communities Development Authority Rev., (California Baptist University), 3.00%, 11/1/22(2)	1,670,000	1,692,445
California Statewide Communities Development Authority Rev., (California Baptist University), 3.50%, 11/1/27(2)	2,630,000	2,781,593
California Statewide Communities Development Authority Rev., (California Baptist University), 5.00%, 11/1/32(2)	3,090,000	3,623,859
California Statewide Communities Development Authority Rev., (California Baptist University), 5.00%, 11/1/41(2)	4,450,000	5,096,273
California Statewide Communities Development Authority Rev., (Chevron USA, Inc.), VRDN, 1.45%, 6/3/19 (GA: Chevron Corp.)	3,400,000	3,400,000
California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/34	1,500,000	1,692,030
California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/44	2,760,000	3,086,839
California Statewide Communities Development Authority Rev., (Cottage Health System Obligated Group), 5.25%, 11/1/30	1,250,000	1,313,375
California Statewide Communities Development Authority Rev., (Episcopal Communities & Services for Seniors), 5.00%, 5/15/42	1,500,000	1,605,840
California Statewide Communities Development Authority Rev., (Henry Mayo Newhall Memorial Hospital), 5.25%, 10/1/43 (AGM)	1,000,000	1,121,750
California Statewide Communities Development Authority Rev., (Independence Support LLC), 7.00%, 6/1/45(4)(5)	7,000,000	4,270,000
California Statewide Communities Development Authority Rev., (Kaiser Credit Group), VRDN, 1.15%, 6/7/19	500,000	500,000
California Statewide Communities Development Authority Rev., (Lancer Educational Housing LLC), 5.00%, 6/1/46(2)	3,500,000	3,825,360
California Statewide Communities Development Authority Rev., (Lancer Educational Housing LLC), 5.00%, 6/1/51(2)	1,450,000	1,629,452
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/26(2)	2,000,000	2,315,620
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/29(2)	3,155,000	3,603,452
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/36(2)	1,000,000	1,116,640
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/41(2)	1,700,000	1,884,450
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.25%, 12/1/44	5,000,000	5,514,000
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/46(2)	9,900,000	10,924,947
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.50%, 12/1/54	4,605,000	5,108,971
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.50%, 12/1/58(2)	14,750,000	17,077,402
California Statewide Communities Development Authority Rev., (Methodist Hospital of Southern California Obligated Group), 5.00%, 1/1/48	10,000,000	11,538,400
California Statewide Communities Development Authority Rev., (NCCD-Hooper Street LLC), 5.25%, 7/1/49(2)	3,375,000	3,829,781
California Statewide Communities Development Authority Rev., (Redlands Community Hospital), 4.00%, 10/1/41	6,500,000	6,915,935
California Statewide Communities Development Authority Rev., (Viamonte Senior Living 1, Inc.), 3.00%, 7/1/25 (California Mortgage Insurance)	2,500,000	2,549,350
California Statewide Communities Development Authority Rev., (Viamonte Senior Living 1, Inc.), 3.00%, 7/1/26 (California Mortgage Insurance)	2,750,000	2,801,287
California Statewide Communities Development Authority Rev., (Viamonte Senior Living 1, Inc.), 3.00%, 7/1/27 (California Mortgage Insurance)	1,500,000	1,526,355
California Statewide Communities Development Authority Special Assessment, 2.70%, 9/2/22	345,000	350,258
California Statewide Communities Development Authority Special Assessment, 3.00%, 9/2/23	355,000	365,132
California Statewide Communities Development Authority Special Assessment, 3.00%, 9/2/24	365,000	376,326
California Statewide Communities Development Authority Special Assessment, 5.00%, 9/2/35	1,920,000	2,165,165
California Statewide Communities Development Authority Special Assessment, 5.00%, 9/2/45	3,810,000	4,246,474
California Statewide Communities Development Authority Special Tax, 5.00%, 9/1/39	1,545,000	1,734,340
California Statewide Communities Development Authority Special Tax, 5.00%, 9/1/48	1,750,000	1,939,612
California Statewide Communities Development Authority Special Tax, 5.00%, 9/2/34	1,125,000	1,352,948
California Statewide Communities Development Authority Special Tax, 5.00%, 9/1/36	1,000,000	1,125,140
California Statewide Communities Development Authority Special Tax, 5.00%, 9/1/37	4,120,000	4,591,781

California Statewide Communities Development Authority Special Tax, 5.00%, 9/2/39	600,000	712,710
California Statewide Communities Development Authority Special Tax, 4.00%, 9/2/44	900,000	959,193
California Statewide Communities Development Authority Special Tax, 5.00%, 9/1/45	1,500,000	1,669,995
California Statewide Communities Development Authority Special Tax, 5.00%, 9/1/47	1,650,000	1,887,649
California Statewide Communities Development Authority Special Tax, 5.00%, 9/1/48	7,330,000	8,488,067
California Statewide Communities Development Authority Special Tax, 5.00%, 9/2/49	700,000	820,638
Cathedral City Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 8/1/29 (AGM)	1,250,000	1,440,750
Cathedral City Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 8/1/30 (AGM)	1,315,000	1,511,593
Cathedral City Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 8/1/31 (AGM)	1,380,000	1,580,735
Central Basin Municipal Water District Rev., 5.00%, 8/1/44	5,000,000	5,700,350
Chino Community Facilities District Special Tax, 5.00%, 9/1/43	3,160,000	3,677,640
Chino Community Facilities District Special Tax, 5.00%, 9/1/48	2,500,000	2,895,475
Chula Vista Community Facilities District Special Tax, (Chula Vista Community Facilities District No. 06-1), 5.00%, 9/1/43	595,000	676,961
Chula Vista Community Facilities District Special Tax, (Chula Vista Community Facilities District No. 06-1), 5.00%, 9/1/48	1,000,000	1,135,090
Corona-Norco Unified School District Special Tax, 5.00%, 9/1/43	2,430,000	2,766,968
Corona-Norco Unified School District Special Tax, 4.00%, 9/1/45	2,000,000	2,102,620
Corona-Norco Unified School District Special Tax, 5.00%, 9/1/48	1,500,000	1,702,560
Del Mar Race Track Authority Rev., 5.00%, 10/1/29	1,010,000	1,133,816
Del Mar Race Track Authority Rev., 5.00%, 10/1/35	2,000,000	2,207,740
Dixon Special Tax, 5.00%, 9/1/45	4,780,000	5,317,511
Duarte Unified School District GO, Capital Appreciation, 0.00%, 11/1/23 (AGM)(1)	1,150,000	1,062,025
Dublin Community Facilities District Improvement Area No. 1 Special Tax, 5.00%, 9/1/37	1,150,000	1,326,767
Dublin Community Facilities District Improvement Area No. 1 Special Tax, 5.00%, 9/1/47	2,840,000	3,222,832
East Garrison Public Finance Authority Special Tax, 5.00%, 9/1/46	1,250,000	1,400,188
Eastern Municipal Water District Special Tax, 5.00%, 9/1/36	3,575,000	4,020,195
El Dorado County Special Tax, 5.00%, 9/1/27	1,055,000	1,273,649
El Dorado County Special Tax, 5.00%, 9/1/29	1,225,000	1,461,646
El Dorado County Special Tax, 5.00%, 9/1/30	1,325,000	1,570,443
El Dorado County Special Tax, 5.00%, 9/1/31	1,280,000	1,508,339
El Dorado County Special Tax, 5.00%, 9/1/32	1,355,000	1,586,339
El Dorado County Special Tax, 4.00%, 9/1/43	1,250,000	1,310,800
El Dorado County Special Tax, 4.00%, 9/1/46	2,350,000	2,435,140
El Dorado County Special Tax, 5.00%, 9/1/48	2,850,000	3,178,320
El Dorado County Special Tax, (El County Dorado Community Facilities District No. 2018-1 Bass Lake Hills), 5.00%, 9/1/34	450,000	515,138
El Dorado County Special Tax, (El County Dorado Community Facilities District No. 2018-1 Bass Lake Hills), 5.00%, 9/1/39	725,000	820,990
El Dorado County Special Tax, (El County Dorado Community Facilities District No. 2018-1 Bass Lake Hills), 5.00%, 9/1/44	1,300,000	1,468,012
El Dorado County Special Tax, (El County Dorado Community Facilities District No. 2018-1 Bass Lake Hills), 5.00%, 9/1/49	1,500,000	1,688,505
Elk Grove Finance Authority Special Tax, 5.00%, 9/1/43	1,040,000	1,178,154
Elk Grove Finance Authority Special Tax, 5.00%, 9/1/48	1,250,000	1,408,988
Emeryville Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/31 (AGM)	590,000	685,869
Emeryville Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/34 (AGM)	1,000,000	1,152,900
Escondido Joint Powers Financing Authority Rev., 5.00%, 9/1/31	1,355,000	1,476,245
Folsom Ranch Financing Authority Special Tax, 5.00%, 9/1/47	4,325,000	4,947,627
Folsom Ranch Financing Authority Special Tax, (Folsom CA-Community Facilities District No. 20), 5.00%, 9/1/33	530,000	614,021
Folsom Ranch Financing Authority Special Tax, (Folsom CA-Community Facilities District No. 20), 5.00%, 9/1/38	845,000	966,739
Folsom Ranch Financing Authority Special Tax, (Folsom CA-Community Facilities District No. 20), 5.00%, 9/1/48	1,675,000	1,898,830
Fontana Special Tax, (City of Fontana CA Community Facilities District No. 80 Bella Strada), 5.00%, 9/1/46	1,000,000	1,145,230

Fontana Special Tax, (Fontana Community Facilities District No. 31), 5.00%, 9/1/35	1,365,000	1,572,808
Foothill-Eastern Transportation Corridor Agency Rev., 6.50%, 1/15/43	4,000,000	4,737,560
Foothill-Eastern Transportation Corridor Agency Rev., 6.00%, 1/15/49	27,500,000	32,320,200
Foothill-Eastern Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/42(1)	6,000,000	2,598,600
Foothill-Eastern Transportation Corridor Agency Rev., Capital Appreciation, VRN, 0.00%, 1/15/24	2,200,000	2,209,988
Foothill-Eastern Transportation Corridor Agency Rev., VRDN, 5.50%, 1/15/23	3,750,000	4,191,750
Fremont Community Facilities District No. 1 Special Tax, 5.00%, 9/1/40	3,000,000	3,357,900
Fremont Community Facilities District No. 1 Special Tax, 5.00%, 9/1/45	2,000,000	2,230,660
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/24	1,500,000	1,701,315
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/25	1,000,000	1,156,680
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/26	1,000,000	1,178,480
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/29	1,545,000	1,822,003
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/29	1,500,000	1,707,255
Golden State Tobacco Securitization Corp. Rev., 5.30%, 6/1/37	7,000,000	7,154,140
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/47	10,000,000	9,950,100
Golden State Tobacco Securitization Corp. Rev., 5.25%, 6/1/47	16,500,000	16,613,190
Golden State Tobacco Securitization Corp. Rev., Capital Appreciation, 0.00%, 6/1/47(1)	45,000,000	7,546,500
Hemet Unified School District Financing Authority Special Tax, 5.00%, 9/1/34	350,000	391,241
Hemet Unified School District Financing Authority Special Tax, 5.00%, 9/1/39	2,100,000	2,326,926
Hesperia Special Tax, 5.00%, 9/1/29	1,060,000	1,183,087
Hesperia Special Tax, 5.00%, 9/1/35	2,690,000	2,968,254
Huntington Beach Community Facilities District Special Tax, 5.375%, 9/1/33	1,700,000	1,881,033
Independent Cities Finance Authority Rev., 5.00%, 10/15/47	4,000,000	4,236,920
Independent Cities Finance Authority Rev., (Augusta Communities LLC), 5.00%, 5/15/39	2,500,000	2,656,700
Independent Cities Finance Authority Rev., (Millennium Housing Corp.), 5.00%, 9/15/36	1,000,000	1,084,450
Independent Cities Finance Authority Rev., (Millennium Housing Corp.), 5.00%, 9/15/36	1,500,000	1,626,675
Independent Cities Finance Authority Rev., (Millennium Housing LLC), 6.75%, 8/15/46	2,500,000	2,730,525
Inland Valley Development Agency Tax Allocation, 5.25%, 9/1/37	1,110,000	1,268,475
Irvine Special Assessment, 5.00%, 9/2/24	700,000	778,645
Irvine Special Assessment, 5.00%, 9/2/26	600,000	665,202
Irvine Special Assessment, 5.00%, 9/2/29	700,000	789,915
Irvine Special Assessment, 5.00%, 9/2/30	350,000	393,316
Irvine Special Assessment, 5.00%, 9/2/42	1,500,000	1,674,870
Irvine Special Assessment, VRDN, 1.30%, 6/3/19 (LOC: State Street Bank & Trust Co.)	500,000	500,000
Irvine Special Tax, 5.00%, 9/1/39	1,000,000	1,102,930
Irvine Special Tax, 5.00%, 9/1/44	500,000	548,895
Irvine Special Tax, 5.00%, 9/1/49	4,500,000	4,921,290
Irvine Special Tax, (Irvine Community Facilities District No. 2013-3), 5.00%, 9/1/43	2,500,000	2,849,550
Irvine Special Tax, (Irvine Community Facilities District No. 2013-3), 5.00%, 9/1/48	4,250,000	4,829,487
Irvine Unified School District Special Tax, 5.00%, 9/1/29	550,000	657,696
Irvine Unified School District Special Tax, 5.00%, 9/1/29	700,000	837,067
Irvine Unified School District Special Tax, 5.00%, 9/1/31	420,000	496,721
Irvine Unified School District Special Tax, 5.00%, 9/1/34	500,000	584,690
Irvine Unified School District Special Tax, 6.70%, 9/1/35	515,000	539,540
Irvine Unified School District Special Tax, 5.00%, 3/1/57	3,500,000	3,955,770
Jurupa Community Services District Special Tax, 5.00%, 9/1/37	250,000	266,385
Jurupa Community Services District Special Tax, 5.00%, 9/1/40	1,605,000	1,816,090
Jurupa Community Services District Special Tax, 5.00%, 9/1/42	1,000,000	1,062,190
Jurupa Public Financing Authority Special Tax, 5.00%, 9/1/42	1,000,000	1,131,820

Jurupa Unified School District Special Tax, 5.00%, 9/1/33	1,220,000	1,412,443
Jurupa Unified School District Special Tax, 5.00%, 9/1/38	1,000,000	1,144,570
Jurupa Unified School District Special Tax, 5.00%, 9/1/43	1,255,000	1,430,436
Jurupa Unified School District Special Tax, 4.00%, 9/1/47	1,000,000	1,045,700
La Verne COP, (Brethren Hillcrest Homes), 5.00%, 5/15/36	1,100,000	1,153,834
Lake Elsinore Special Tax, (Lake Elsinore Community Facilities District No. 2016-2), 5.00%, 9/1/43	2,470,000	2,790,606
Lake Elsinore Special Tax, (Lake Elsinore Community Facilities District No. 2016-2), 5.00%, 9/1/48	3,640,000	4,099,659
Lake Elsinore Facilities Financing Authority Special Tax, 4.00%, 9/1/44	535,000	560,627
Lake Elsinore Public Financing Authority Special Tax, 5.00%, 9/1/34	535,000	590,613
Lake Elsinore Public Financing Authority Special Tax, 5.00%, 9/1/40	1,925,000	2,151,880
Lake Elsinore Unified School District Community Facilities District Special Tax, 4.00%, 9/1/42	600,000	626,100
Lake Elsinore Unified School District Community Facilities District Special Tax, 4.00%, 9/1/47	900,000	939,150
Lammersville Joint Unified School District Special Tax, (Lammersville Joint Unified School District Community Facilities Dist No. 2007-1), 6.00%, 9/1/43	1,250,000	1,425,500
Lammersville Joint Unified School District Special Tax, (Lammersville Joint Unified School District Community Facilities Dist No. 2014-1), 5.00%, 9/1/43	775,000	881,904
Lammersville Joint Unified School District Special Tax, (Lammersville Joint Unified School District Community Facilities Dist No. 2014-1), 5.00%, 9/1/47	3,750,000	4,289,850
Lammersville Joint Unified School District Special Tax, (Lammersville Joint Unified School District Community Facilities Dist No. 2014-1), 5.00%, 9/1/48	2,500,000	2,840,225
Lammersville Joint Unified School District Special Tax, (Lammersville Joint Unified School District Community Facilities District No. 200), 5.00%, 9/1/27	450,000	541,476
Lammersville Joint Unified School District Special Tax, (Lammersville Joint Unified School District Community Facilities District No. 200), 5.00%, 9/1/28	505,000	604,303
Lammersville Joint Unified School District Special Tax, (Lammersville Joint Unified School District Community Facilities District No. 200), 5.00%, 9/1/30	1,300,000	1,540,656
Lammersville Joint Unified School District Special Tax, (Lammersville Joint Unified School District Community Facilities District No. 200), 5.00%, 9/1/32	1,510,000	1,773,555
Long Beach Bond Finance Authority Rev., 5.50%, 11/15/37	1,150,000	1,572,913
Los Angeles Community Facilities District Special Tax, 6.40%, 9/1/22	620,000	622,722
Los Angeles County COP, 5.00%, 3/1/23	1,000,000	1,135,690
Los Angeles County Schools COP, 5.00%, 6/1/19 (AGM)	1,200,000	1,200,000
Los Angeles County Schools COP, 5.00%, 6/1/20 (AGM)	1,305,000	1,352,424
Los Angeles County Schools COP, 5.00%, 6/1/21 (AGM)	1,895,000	2,033,183
Los Angeles Department of Water & Power System Rev., 5.00%, 7/1/30	3,500,000	3,997,385
Los Angeles Department of Water & Power System Rev., VRDN, 1.25%, 6/3/19 (SBBPA: Bank of America N.A.)	4,030,000	4,030,000
Los Angeles Department of Water & Power System Rev., VRDN, 1.25%, 6/3/19 (SBBPA: Bank of America N.A.)	400,000	400,000
Los Angeles Department of Water & Power System Rev., VRDN, 1.25%, 6/3/19 (SBBPA: TD Bank N.A.)	500,000	500,000
Los Angeles Department of Water & Power System Rev., VRDN, 1.30%, 6/3/19 (SBBPA: Barclays Bank)	1,400,000	1,400,000
Los Angeles Unified School District COP, 5.00%, 10/1/29	350,000	386,740
Los Angeles Unified School District GO, 5.00%, 7/1/30	1,155,000	1,341,209
M-S-R Energy Authority Rev., 7.00%, 11/1/34	1,700,000	2,542,877
M-S-R Energy Authority Rev., 6.50%, 11/1/39	4,000,000	6,010,320
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/21	125,000	132,865
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/21	215,000	228,382
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/22	100,000	108,744
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/22	225,000	244,379
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/23	100,000	111,105
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/23	110,000	121,839
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/24	250,000	280,910
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/25	175,000	200,023
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/25	260,000	294,767

Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/26	135,000	156,933
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/26	115,000	132,778
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/27	100,000	114,911
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/28	100,000	116,042
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/28	100,000	114,351
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/33	340,000	387,318
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/33	250,000	281,570
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/38	400,000	450,268
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/38	250,000	278,540
Menifee Union School District Special Tax, 5.00%, 9/1/44(3)	1,000,000	1,148,820
Menifee Union School District Special Tax, 5.00%, 9/1/48(3)	1,300,000	1,489,800
Menifee Union School District Special Tax, 5.00%, 9/1/43	1,000,000	1,134,660
Menifee Union School District Special Tax, 5.00%, 9/1/48	1,500,000	1,697,955
Menifee Union School District Public Financing Authority Special Tax, 5.00%, 9/1/24	1,200,000	1,394,988
Menifee Union School District Public Financing Authority Special Tax, 5.00%, 9/1/26	755,000	894,003
Menifee Union School District Public Financing Authority Special Tax, 4.00%, 9/1/27	420,000	468,518
Menifee Union School District Public Financing Authority Special Tax, 5.00%, 9/1/28	325,000	383,458
Metropolitan Water District of Southern California Rev., VRDN, 1.24%, 6/3/19 (SBBPA: Citibank N.A.)	1,700,000	1,700,000
Metropolitan Water District of Southern California Rev., VRDN, 1.25%, 6/3/19 (SBBPA: Toronto-Dominion Bank)	2,170,000	2,170,000
Metropolitan Water District of Southern California Rev., VRDN, 1.25%, 6/3/19 (SBBPA: Toronto-Dominion Bank)	1,000,000	1,000,000
Metropolitan Water District of Southern California Rev., VRDN, 1.26%, 6/3/19 (SBBPA: Bank of America N.A.)	2,350,000	2,350,000
Moorpark Rev., (Villa del Arroyo Moorpark LLC), 6.50%, 5/15/41	4,000,000	4,311,560
Moreno Valley Unified School District Community Facilities District Special Tax, (Moreno Valley Unified School District Community Facilities District No. 2015-2), 5.00%, 9/1/44	435,000	486,234
Moreno Valley Unified School District Community Facilities District Special Tax, (Moreno Valley Unified School District Community Facilities District No. 2015-2), 5.00%, 9/1/48	485,000	540,950
Murrieta Community Facilities District Special Tax, 5.00%, 9/1/42	655,000	745,383
Murrieta Community Facilities District Special Tax, 5.00%, 9/1/46	825,000	934,989
Murrieta Financing Authority Special Tax, 5.00%, 9/1/31	1,735,000	1,887,836
Murrieta Valley Unified School District Public Financing Authority Special Tax, 5.00%, 9/1/30	1,735,000	2,025,630
Murrieta Valley Unified School District Public Financing Authority Special Tax, 5.00%, 9/1/31	1,915,000	2,224,521
Murrieta Valley Unified School District Public Financing Authority Special Tax, 5.00%, 9/1/32	1,155,000	1,337,409
Napa Special Tax, 4.00%, 9/1/25	155,000	168,916
Napa Special Tax, 4.00%, 9/1/26	365,000	401,303
Napa Special Tax, 4.00%, 9/1/33	315,000	337,838
Napa Special Tax, 4.00%, 9/1/34	400,000	427,796
Norman Y Mineta San Jose International Airport SJC Rev., 5.25%, 3/1/34	2,605,000	2,759,424
Northern California Power Agency Rev., 5.00%, 7/1/31	1,090,000	1,202,412
Northern Inyo County Local Hospital District, 0.00%, 11/1/34(1)	1,325,000	724,444
Northern Inyo County Local Hospital District, 0.00%, 11/1/36(1)	2,885,000	1,436,586
Northern Inyo County Local Hospital District Rev., 3.875%, 12/1/27	4,065,000	4,195,690
Ontario Community Facilities District No. 24 Special Tax, 5.00%, 9/1/26	390,000	463,706
Ontario Community Facilities District No. 24 Special Tax, 5.00%, 9/1/41	2,065,000	2,341,194
Ontario Community Facilities District No. 24 Special Tax, 5.00%, 9/1/46	1,000,000	1,129,270
Ontario Community Facilities District No. 28 Special Tax, 5.00%, 9/1/42	1,000,000	1,112,100
Ontario Community Facilities District No. 28 Special Tax, 5.00%, 9/1/47	500,000	556,825
Ontario Community Facilities District No. 30 Special Tax, 4.00%, 9/1/42	1,395,000	1,461,821
Ontario Community Facilities District No. 30 Special Tax, 4.00%, 9/1/48	2,000,000	2,088,460
Ontario Community Facilities District No. 31 Special Tax, 5.00%, 9/1/42	1,050,000	1,203,815
Ontario Community Facilities District No. 34 Special Tax, 4.00%, 9/1/48	1,000,000	1,043,140

Orange County Community Facilities District Special Tax, 5.25%, 8/15/45	4,000,000	4,505,360
Orange County Community Facilities District Special Tax, 5.00%, 8/15/46	10,000,000	11,291,600
Orange County Community Facilities District Special Tax, 5.00%, 8/15/47	2,550,000	2,950,503
Oroville Rev., (Oroville Hospital), 5.25%, 4/1/39	2,350,000	2,758,500
Oroville Rev., (Oroville Hospital), 5.25%, 4/1/49	4,000,000	4,611,080
Oroville Rev., (Oroville Hospital), 5.25%, 4/1/54	3,000,000	3,441,810
Oxnard Financing Authority Rev., 5.00%, 6/1/34 (AGM)	2,750,000	3,138,987
Palm Desert Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 10/1/22 (BAM)	400,000	448,604
Palm Desert Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 10/1/24 (BAM)	475,000	565,853
Palm Desert Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 10/1/25 (BAM)	850,000	1,040,162
Palm Desert Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 10/1/26 (BAM)	600,000	752,454
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/27	2,005,000	2,355,574
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/30	3,000,000	3,473,430
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/31	2,125,000	2,443,750
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/36	8,465,000	9,578,571
Palomar Health Rev., (Palomar Health Obligated Group), 4.00%, 11/1/39	8,875,000	9,171,336
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/39	8,250,000	9,260,295
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/42	10,000,000	11,180,100
Paramount Unified School District GO, 4.00%, 8/1/48 (BAM)	2,500,000	2,695,475
Perris Joint Powers Authority Special Tax, 5.00%, 9/1/26	1,090,000	1,290,560
Perris Joint Powers Authority Special Tax, 5.00%, 9/1/27	1,000,000	1,202,210
Perris Joint Powers Authority Special Tax, 5.00%, 9/1/30	1,325,000	1,569,131
Perris Joint Powers Authority Special Tax, 5.00%, 9/1/34	1,555,000	1,814,778
Perris Union High School District Special Tax, 5.00%, 9/1/41	4,750,000	5,261,337
Pleasant Valley School District / Ventura County GO, 5.85%, 8/1/31 (NATL)	4,835,000	6,147,461
Poway Unified School District Public Financing Authority Special Tax, 5.00%, 9/1/34	995,000	1,121,952
Poway Unified School District Public Financing Authority Special Tax, 5.00%, 9/1/35	990,000	1,113,928
Poway Unified School District Public Financing Authority Special Tax, 5.00%, 9/1/36	1,245,000	1,397,015
Rancho Cordova Special Tax, 4.00%, 9/1/31	1,350,000	1,439,559
Rancho Cordova Special Tax, 4.00%, 9/1/37	3,000,000	3,155,820
Rancho Cordova Special Tax, 5.00%, 9/1/40	1,195,000	1,332,580
Rancho Cordova Special Tax, 4.00%, 9/1/45	1,025,000	1,073,349
Rancho Cordova Special Tax, 5.00%, 9/1/45	1,250,000	1,389,150
Redding Electric System Rev., 5.00%, 6/1/21	400,000	430,072
Redding Electric System Rev., 5.00%, 6/1/23	740,000	849,002
Redwood City Redevelopment Agency Successor Agency Tax Allocation, Capital Appreciation, 0.00%, 7/15/28 (Ambac)(1)	3,405,000	2,735,407
Rio Elementary School District Community Facilities District Special Tax, 5.00%, 9/1/35	2,550,000	2,828,179
Rio Elementary School District Community Facilities District Special Tax, 5.50%, 9/1/39	1,785,000	1,990,793
Rio Vista Community Facilities District Special Tax, 5.00%, 9/1/38	1,070,000	1,221,287
Rio Vista Community Facilities District Special Tax, 5.00%, 9/1/48	1,190,000	1,350,769
River Islands Public Financing Authority Special Tax, 5.50%, 9/1/45	3,500,000	3,779,615
River Islands Public Financing Authority Special Tax, 5.50%, 9/1/45	5,000,000	5,399,450
Riverside County Community Facilities Districts Special Tax, 5.00%, 9/1/30	1,035,000	1,113,132
Riverside County Community Facilities Districts Special Tax, 5.00%, 9/1/35	2,520,000	2,692,166
Riverside County Community Facilities Districts Special Tax, 5.00%, 9/1/40	2,250,000	2,513,812
Riverside County Community Facilities Districts Special Tax, 5.00%, 9/1/42	1,110,000	1,272,604
Riverside County Community Facilities Districts Special Tax, 5.00%, 9/1/42	3,000,000	3,186,750
Riverside County Community Facilities Districts Special Tax, 5.00%, 9/1/44	2,735,000	3,045,778
Riverside County Community Facilities Districts Special Tax, 5.00%, 9/1/45	540,000	618,014

Riverside County Community Facilities Districts Special Tax, 5.00%, 9/1/48	2,500,000	2,836,625
Riverside County Transportation Commission Rev., 5.75%, 6/1/44	500,000	553,950
Riverside County Transportation Commission Rev., Capital Appreciation, 0.00%, 6/1/41(1)	2,000,000	896,400
Riverside County Transportation Commission Rev., Capital Appreciation, 0.00%, 6/1/42(1)	3,320,000	1,428,430
Riverside County Transportation Commission Rev., Capital Appreciation, 0.00%, 6/1/43(1)	5,000,000	2,069,400
Riverside Unified School District Special Tax, (Riverside Unified School District Community Facilities District No. 32), 4.00%, 9/1/43	1,600,000	1,675,520
Riverside Unified School District Special Tax, (Riverside Unified School District Community Facilities District No. 32), 4.00%, 9/1/48	1,850,000	1,940,317
Romoland School District Special Tax, 5.00%, 9/1/35	4,685,000	5,288,475
Romoland School District Special Tax, 5.00%, 9/1/38	2,900,000	3,254,902
Romoland School District Special Tax, 5.00%, 9/1/41	1,250,000	1,435,213
Romoland School District Special Tax, 5.00%, 9/1/43	2,640,000	2,853,206
Romoland School District Special Tax, (Romoland School District Community Facilities District No. 2004-1 Heritage Lake), 5.00%, 9/1/43	3,000,000	3,417,780
Romoland School District Special Tax, (Romoland School District Community Facilities District No. 2004-1 Heritage Lake), 5.00%, 9/1/48	3,250,000	3,692,227
Roseville Special Tax, 5.00%, 9/1/32(2)	1,265,000	1,437,584
Roseville Special Tax, 5.00%, 9/1/40	1,670,000	1,934,528
Roseville Special Tax, 5.00%, 9/1/44	1,475,000	1,702,076
Roseville Special Tax, 5.00%, 9/1/47(2)	6,500,000	7,218,055
Roseville Special Tax, 5.00%, 9/1/49	2,325,000	2,672,750
Roseville Special Tax, (Westbrook Community Facilities District No. 1), 5.00%, 9/1/44	1,650,000	1,810,562
Roseville Special Tax, (Westbrook Community Facilities District No. 1), 5.00%, 9/1/37	1,250,000	1,402,625
Roseville Special Tax, (Westbrook Community Facilities District No. 1), 5.00%, 9/1/43	2,840,000	3,238,764
Roseville Special Tax, (Westbrook Community Facilities District No. 1), 5.00%, 9/1/48	2,030,000	2,307,501
Roseville Natural Gas Financing Authority Rev., 5.00%, 2/15/27	5,000,000	6,019,950
Sacramento Special Tax, 5.00%, 9/1/32(2)	300,000	336,462
Sacramento Special Tax, 5.00%, 9/1/41	1,900,000	2,155,075
Sacramento Special Tax, 5.00%, 9/1/44	500,000	569,280
Sacramento Special Tax, 5.00%, 9/1/46	2,250,000	2,542,815
Sacramento Special Tax, 5.00%, 9/1/47(2)	1,900,000	2,102,407
Sacramento Special Tax, 5.00%, 9/1/49	1,000,000	1,133,630
Sacramento County Special Tax, 5.00%, 9/1/29	1,000,000	1,181,040
Sacramento County Special Tax, 5.00%, 9/1/30	1,170,000	1,378,962
Sacramento County Special Tax, 5.00%, 9/1/31	1,355,000	1,588,223
Sacramento County Special Tax, 5.00%, 9/1/32	665,000	776,241
Sacramento County Special Tax, 5.00%, 9/1/35	2,335,000	2,697,625
Sacramento County Special Tax, 5.00%, 9/1/40	2,325,000	2,635,085
Sacramento County Special Tax, 5.00%, 9/1/40	3,000,000	3,423,090
Sacramento County Special Tax, 5.00%, 9/1/45	4,645,000	5,243,230
Sacramento County Special Tax, 5.00%, 9/1/46	3,385,000	3,819,431
Sacramento Transportation Authority Rev., 5.00%, 10/1/24	1,055,000	1,183,552
San Bernardino County Special Tax, (County of San Bernardino CA Community Facilities District No. 2002-1), 5.00%, 9/1/33	3,000,000	3,339,690
San Bernardino County Special Tax, (County of San Bernardino CA Community Facilities District No. 2002-1), 4.00%, 9/1/42	700,000	734,559
San Bernardino County Special Tax, (County of San Bernardino CA Community Facilities District No. 2002-1), 4.00%, 9/1/48	1,000,000	1,043,500
San Bernardino County Special Tax, (San County Bernardino Community Facilities District No. 2006-1), 5.00%, 9/1/43	1,300,000	1,479,322
San Bernardino County Special Tax, (San County Bernardino Community Facilities District No. 2006-1), 5.00%, 9/1/48	1,200,000	1,361,832
San Buenaventura Rev., (Community Memorial Health System), 7.50%, 12/1/41	11,100,000	12,352,080

San Clemente Special Tax, 5.00%, 9/1/46	7,620,000	8,463,534
San Diego Special Tax, 5.00%, 9/1/37	975,000	1,104,431
San Diego County Rev., (Sanford Burnham Prebys Medical Discovery Institute), 5.00%, 11/1/25	835,000	1,002,944
San Diego County Rev., (Sanford Burnham Prebys Medical Discovery Institute), 5.00%, 11/1/26	525,000	627,774
San Diego County Rev., (Sanford Burnham Prebys Medical Discovery Institute), 5.00%, 11/1/30	725,000	857,574
San Diego County Special Tax, (San County Diego Community Facilities District No. 2008-01), 4.00%, 9/1/43	1,255,000	1,314,198
San Diego County Special Tax, (San County Diego Community Facilities District No. 2008-01), 4.00%, 9/1/48	1,250,000	1,304,375
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/24	300,000	343,659
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/25	955,000	1,093,160
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/26	500,000	571,695
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/44	1,500,000	1,709,085
San Diego Public Facilities Financing Authority Rev., 5.00%, 8/1/30	2,000,000	2,226,660
San Diego Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/21	390,000	422,659
San Diego Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/22	545,000	610,362
San Diego Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/23	650,000	750,913
San Diego Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/24	700,000	833,070
San Diego Unified Port District Rev., 5.00%, 9/1/26	750,000	850,470
San Francisco City & County Redevelopment Agency Successor Agency Special Tax, Capital Appreciation, 0.00%, 8/1/43(1)	5,500,000	1,492,810
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 8/1/33	780,000	900,580
San Gorgonio Memorial Health Care District GO, 5.00%, 8/1/20	1,000,000	1,038,960
San Gorgonio Memorial Health Care District GO, 5.00%, 8/1/21	275,000	293,898
San Jacinto Community Facilities District Special Tax, 5.00%, 9/1/28	1,080,000	1,257,952
San Jacinto Community Facilities District Special Tax, 5.00%, 9/1/29	1,165,000	1,349,909
San Jacinto Community Facilities District Special Tax, 5.00%, 9/1/32	450,000	516,690
San Jacinto Community Facilities District Special Tax, 5.00%, 9/1/33	1,280,000	1,468,787
San Jacinto Community Facilities District Special Tax, 5.00%, 9/1/34	335,000	383,227
San Joaquin Hills Transportation Corridor Agency Rev., 5.25%, 1/15/44	6,000,000	6,726,600
San Joaquin Hills Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/25 (NATL)(1)	3,090,000	2,676,403
San Joaquin Hills Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/29 (NATL)(1)	165,000	123,963
San Joaquin Hills Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/31 (NATL)(1)	16,000,000	11,107,520
San Joaquin Hills Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/32 (NATL)(1)	290,000	192,438
San Joaquin Hills Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/36 (NATL)(1)	1,335,000	751,338
San Mateo Special Tax, 6.00%, 9/1/42	500,000	553,980
San Mateo Special Tax, 5.50%, 9/1/44	2,250,000	2,433,262
Santa Margarita Water District Special Tax, 5.625%, 9/1/43	1,250,000	1,372,788
Santaluz Community Facilities District No. 2 Special Tax, 5.10%, 9/1/30	465,000	499,545
Saugus-Castaic School Facilities Financing Authority Special Tax, 6.00%, 9/1/43	1,475,000	1,646,189
Saugus/Hart School Facilities Financing Authority Special Tax, 5.00%, 9/1/41	1,235,000	1,389,511
Saugus/Hart School Facilities Financing Authority Special Tax, 5.00%, 9/1/46	1,245,000	1,395,906
Silicon Valley Tobacco Securitization Authority Rev., Capital Appreciation, 0.00%, 6/1/36(1)	32,000,000	12,416,320
Silicon Valley Tobacco Securitization Authority Rev., Capital Appreciation, 0.00%, 6/1/41(1)	11,465,000	3,260,646
Southern California Public Power Authority Rev., 5.25%, 11/1/19	2,445,000	2,478,105
Southern California Public Power Authority Rev., 5.00%, 11/1/29	2,000,000	2,454,880
Southern California Public Power Authority Rev., 5.00%, 11/1/33	3,755,000	4,745,607
Southern Mono Health Care District GO, Capital Appreciation, 0.00%, 8/1/26 (NATL)(1)	1,800,000	1,519,848
State of California GO, 5.00%, 11/1/19	4,500,000	4,570,110
State of California GO, 5.00%, 10/1/24	14,590,000	17,339,340
State of California GO, 5.25%, 2/1/30	5,000,000	5,491,300
State of California GO, 5.00%, 11/1/47	8,375,000	10,050,251

State of California GO, 5.00%, 4/1/49	2,000,000	2,439,600
State of California GO, VRDN, 1.23%, 6/3/19 (LOC: MUFG Union Bank N.A.)	1,000,000	1,000,000
State of California GO, VRN, 2.57%, (MUNIPSA plus 1.15%), 5/1/20	960,000	963,715
Stockton Public Financing Authority Rev., 5.00%, 9/1/28 (BAM)	2,215,000	2,577,330
Stockton Public Financing Authority Rev., 5.00%, 9/1/29 (BAM)	1,750,000	2,035,635
Stockton Public Financing Authority Rev., 6.25%, 10/1/40	1,750,000	2,076,655
Stockton Public Financing Authority Rev., (Stockton Water Rev.), 5.00%, 10/1/33 (BAM)	1,000,000	1,232,700
Stockton Public Financing Authority Rev., (Stockton Water Rev.), 5.00%, 10/1/34 (BAM)	1,000,000	1,226,060
Stockton Public Financing Authority Rev., (Stockton), 5.00%, 9/1/37	2,500,000	2,865,000
Stockton Public Financing Authority Rev., (Stockton), 5.00%, 9/1/43	3,000,000	3,408,270
Sulphur Springs Union School District Special Tax, (Sulphur Springs School District Community Facilities District No. 2006-1), 5.00%, 9/1/43	1,410,000	1,573,165
Sulphur Springs Union School District Special Tax, (Sulphur Springs School District Community Facilities District No. 2006-1), 5.00%, 9/1/47	1,820,000	2,026,843
Sunnyvale Special Tax, 7.75%, 8/1/32	6,500,000	6,518,330
Tahoe-Truckee Unified School District GO, Capital Appreciation, 0.00%, 8/1/22 (NATL)(1)	2,690,000	2,554,451
Tahoe-Truckee Unified School District GO, Capital Appreciation, 0.00%, 8/1/23 (NATL)(1)	2,220,000	2,063,068
Tejon Ranch Public Facilities Finance Authority Special Tax, 5.00%, 9/1/45	6,000,000	6,660,120
Temecula Valley Unified School District Community Facilities District Special Tax, (Temecula Valley Unified School District Community Facilities District No. 2014-1), 5.00%, 9/1/43	1,000,000	1,140,230
Temescal Valley Water District Special Tax, (Temescal Valley Water District Community Facilities District No. 4 Terramor), 5.00%, 9/1/43	4,730,000	5,258,577
Temescal Valley Water District Special Tax, (Temescal Valley Water District Community Facilities District No. 4 Terramor), 5.00%, 9/1/48	6,040,000	6,700,474
Tobacco Securitization Authority of Northern California Rev., (Sacramento County Tobacco Securitization Corp.), 5.50%, 6/1/45	2,000,000	2,008,700
Tobacco Securitization Authority of Northern California Rev., (Sacramento County Tobacco Securitization Corp.), Capital Appreciation, 0.00%, 6/1/45(1)	20,000,000	2,356,200
Tobacco Securitization Authority of Northern California Rev., (Sacramento County Tobacco Securitization Corp.), Capital Appreciation, 0.00%, 6/1/45(1)	25,000,000	5,069,250
Tobacco Securitization Authority of Southern California Rev., (San Diego County Tobacco Asset Securitization Corp.), 5.00%, 6/1/37	2,250,000	2,261,385
Tobacco Securitization Authority of Southern California Rev., (San Diego County Tobacco Asset Securitization Corp.), 5.125%, 6/1/46	14,120,000	14,150,499
Tobacco Securitization Authority of Southern California Rev., (San Diego County Tobacco Asset Securitization Corp.), Capital Appreciation, 0.00%, 6/1/46(1)	25,000,000	2,857,000
Tracy Community Facilities District Special Tax, (Tracy Community Facilities District No. 2016-01), 5.00%, 9/1/43	2,500,000	2,848,900
Tracy Community Facilities District Special Tax, (Tracy Community Facilities District No. 2016-01), 5.00%, 9/1/48	2,750,000	3,124,357
Tracy Community Facilities District No. 2006-01 Special Tax, 5.75%, 9/1/36	3,105,000	3,108,198
Tracy Public Financing Authority Special Tax, 5.00%, 9/2/19	2,285,000	2,303,349
Tracy Public Financing Authority Special Tax, 5.00%, 9/2/20	2,100,000	2,183,601
Tulare Sewer Rev., 5.00%, 11/15/22 (AGM)	500,000	561,280
Tulare Sewer Rev., 5.00%, 11/15/24 (AGM)	500,000	594,245
Tulare Sewer Rev., 5.00%, 11/15/25 (AGM)	400,000	487,976
Tustin Community Facilities District Special Tax, 5.00%, 9/1/37	3,330,000	3,739,290
Tustin Community Facilities District Special Tax, 5.00%, 9/1/40	1,100,000	1,228,975
Tustin Community Facilities District Special Tax, 5.00%, 9/1/45	2,200,000	2,451,306
University of California Rev., Series 2013 AL-3, VRDN, 1.25%, 6/3/19	1,500,000	1,500,000
University of California Rev., VRDN, 1.25%, 6/3/19	3,200,000	3,200,000
University of California Rev., VRDN, 1.29%, 6/3/19	1,000,000	1,000,000
Upland COP, (San Antonio Regional Hospital Obligated Group), 4.00%, 1/1/42	3,000,000	3,136,470
Upland COP, (San Antonio Regional Hospital Obligated Group), 5.00%, 1/1/47	2,500,000	2,837,225
Val Verde Unified School District Special Tax, 5.00%, 9/1/37	1,750,000	1,947,907

Washington Township Health Care District Rev., 5.00%, 7/1/26	400,000	465,004
Washington Township Health Care District Rev., 3.25%, 7/1/27	1,000,000	1,041,320
Washington Township Health Care District Rev., 3.50%, 7/1/28	750,000	787,095
Washington Township Health Care District Rev., 3.75%, 7/1/29	1,000,000	1,057,070
West Valley-Mission Community College District GO, 4.00%, 8/1/44	8,000,000	8,977,920
Whittier Rev., (Presbyterian Intercommunity Hospital Obligated Group), 5.00%, 6/1/44	3,500,000	3,868,445
William S Hart Union High School District Special Tax, 5.00%, 9/1/42	1,350,000	1,525,446
William S Hart Union High School District Special Tax, 5.00%, 9/1/47	2,350,000	2,647,251
Woodland Special Tax, 4.00%, 9/1/41	2,740,000	2,841,051
Woodland Special Tax, 4.00%, 9/1/45	2,745,000	2,837,342
Yuba City Unified School District GO, Capital Appreciation, 0.00%, 3/1/25 (NATL)(1)	1,500,000	1,332,150
		1,331,869,812
Guam — 1.1%
Guam Government Rev., 5.125%, 1/1/42	1,000,000	1,042,810
Guam Government Power Authority Rev., 5.00%, 10/1/34	850,000	906,347
Guam Government Power Authority Rev., 5.00%, 10/1/36	1,940,000	2,196,138
Guam Government Power Authority Rev., 5.00%, 10/1/37	1,575,000	1,777,592
Guam Government Waterworks Authority Rev., 5.00%, 7/1/40	3,115,000	3,498,363
Guam Government Waterworks Authority Rev., 5.00%, 1/1/46	3,000,000	3,320,250
Port Authority of Guam Government Rev., 5.00%, 7/1/48	1,500,000	1,720,815
		14,462,315
U.S. Virgin Islands — 0.2%
Virgin Islands Public Finance Authority Rev., 5.00%, 9/1/33(2)	2,500,000	2,726,275
TOTAL INVESTMENT SECURITIES — 99.7% (Cost $1,271,401,351)		1,349,058,402
OTHER ASSETS AND LIABILITIES — 0.3%		3,888,316
TOTAL NET ASSETS — 100.0%		$1,352,946,718

NOTES TO SCHEDULE OF INVESTMENTS
AGM	-	Assured Guaranty Municipal Corporation
BAM	-	Build America Mutual Assurance Company
COP	-	Certificates of Participation
GA	-	Guaranty Agreement
GO	-	General Obligation
LOC	-	Letter of Credit
MUNIPSA	-	SIFMA Municipal Swap Index
NATL	-	National Public Finance Guarantee Corporation
SBBPA	-	Standby Bond Purchase Agreement
VRDN	-
Variable Rate Demand Note. The instrument may be payable upon demand and adjusts periodically based upon the terms set forth in the security's offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The date of the demand feature is disclosed.

VRN	-
Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated.

(1)	Security is a zero-coupon bond. Zero-coupon securities are issued at a substantial discount from their value at maturity.

(2)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $179,422,644, which represented 13.3% of total net assets.

(3)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

(4)	Non-income producing.

(5)	Security is in default.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Municipal securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 2. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
California Intermediate-Term Tax-Free Bond Fund
May 31, 2019

California Intermediate-Term Tax-Free Bond - Schedule of Investments
MAY 31, 2019 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUNICIPAL SECURITIES — 99.7%
California — 99.3%
91 Express Lanes Toll Road Rev., 5.00%, 8/15/24	1,000,000	1,148,380
91 Express Lanes Toll Road Rev., 5.00%, 8/15/25	1,000,000	1,145,300
ABAG Finance Authority for Nonprofit Corps. Rev., (Sharp Healthcare Obligated Group), 6.25%, 8/1/19, Prerefunded at 100% of Par(1)	1,200,000	1,209,336
ABAG Finance Authority for Nonprofit Corps. Rev., (Sharp Healthcare Obligated Group), 6.00%, 8/1/30	3,500,000	3,840,200
ABAG Finance Authority for Nonprofit Corps. Rev., (Sharp Healthcare Obligated Group), 5.00%, 8/1/33	1,450,000	1,635,020
ABAG Finance Authority for Nonprofit Corps. Special Tax, 5.00%, 9/2/28 (AGM)	2,630,000	3,279,478
ABAG Finance Authority for Nonprofit Corps. Special Tax, 5.00%, 9/2/31 (AGM)	1,400,000	1,708,168
ABAG Finance Authority for Nonprofit Corps. Special Tax, 5.00%, 9/2/32 (AGM)	495,000	601,222
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/20	3,010,000	3,155,383
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/22	1,000,000	1,101,890
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/24	4,000,000	4,596,280
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/34	1,500,000	1,745,910
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/35	3,000,000	3,482,100
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/36	2,000,000	2,315,080
Alameda Corridor Transportation Authority Rev., Capital Appreciation, 0.00%, 10/1/32 (NATL)(2)	1,000,000	672,580
Alameda Corridor Transportation Authority Rev., Capital Appreciation, 0.00%, 10/1/35 (NATL)(2)	12,750,000	7,620,292
Alum Rock Union Elementary School District GO, 6.00%, 8/1/39	2,500,000	2,900,650
Anaheim Public Financing Authority Rev., 5.375%, 4/1/21, Prerefunded at 100% of Par(1)	1,000,000	1,075,690
Anaheim Public Financing Authority Rev., 5.00%, 10/1/22, Prerefunded at 100% of Par(1)	1,200,000	1,349,436
Anaheim Public Financing Authority Rev., 5.00%, 10/1/22, Prerefunded at 100% of Par(1)	2,275,000	2,558,306
Anaheim Public Financing Authority Rev., 5.00%, 5/1/25	1,000,000	1,177,000
Anaheim Public Financing Authority Rev., 5.00%, 5/1/28	1,100,000	1,287,836
Anaheim Public Financing Authority Rev., 5.00%, 5/1/29	1,250,000	1,458,925
Anaheim Public Financing Authority Rev., 5.00%, 5/1/34	1,360,000	1,564,326
Anaheim Public Financing Authority Rev., 5.00%, 5/1/39	1,550,000	1,768,782
Anaheim Public Financing Authority Rev., (Anaheim), 5.00%, 9/1/30 (BAM)	2,500,000	3,243,325
Anaheim Public Financing Authority Rev., (Anaheim), 5.00%, 9/1/31 (BAM)	1,745,000	2,244,349
Anaheim Public Financing Authority Rev., (Anaheim), 5.00%, 9/1/32 (BAM)	1,745,000	2,228,417
Anaheim Public Financing Authority Rev., (Anaheim), 5.00%, 9/1/33 (BAM)	1,665,000	2,115,133
Anaheim Public Financing Authority Rev., (Anaheim), 5.00%, 9/1/34 (BAM)	1,800,000	2,193,192
Anaheim Public Financing Authority Rev., (Anaheim), 5.00%, 9/1/35 (BAM)	2,105,000	2,555,028
Anaheim Public Financing Authority Rev., (Anaheim), 5.00%, 9/1/36 (BAM)	4,190,000	5,067,093
Atwater Wastewater Rev., 5.00%, 5/1/23 (AGM)	510,000	577,351
Atwater Wastewater Rev., 5.00%, 5/1/25 (AGM)	745,000	887,742
Atwater Wastewater Rev., 5.00%, 5/1/27 (AGM)	415,000	516,488
Atwater Wastewater Rev., 5.00%, 5/1/29 (AGM)	700,000	863,842
Atwater Wastewater Rev., 5.00%, 5/1/32 (AGM)	895,000	1,083,800
Bay Area Toll Authority Rev., 5.00%, 4/1/24	1,500,000	1,658,340
Bay Area Toll Authority Rev., 5.00%, 4/1/25	3,500,000	3,868,410
Bay Area Toll Authority Rev., 5.00%, 4/1/28	7,185,000	7,928,647
Bay Area Toll Authority Rev., 4.00%, 4/1/29	3,000,000	3,550,920
Bay Area Toll Authority Rev., VRDN, 2.00%, 4/1/21	2,000,000	2,008,600

Bay Area Toll Authority Rev., VRDN, 2.52%, (MUNIPSA plus 1.10%), 4/1/24	3,750,000	3,852,150
Bay Area Toll Authority Rev., VRDN, 2.625%, 4/1/26	15,000,000	15,899,550
Bay Area Toll Authority Rev., VRDN, 2.67%, (MUNIPSA plus 1.25%), 4/1/27	4,000,000	4,121,040
Brea Redevelopment Agency Tax Allocation, Capital Appreciation, VRN, 0.00%, 8/1/33	1,500,000	1,499,925
Brea Redevelopment Agency Tax Allocation, Capital Appreciation, VRN, 0.00%, 8/1/34	1,785,000	1,777,806
California GO, Series 2004 A-4, (Kindergarten), VRDN, 1.21%, 6/3/19 (LOC: Citibank N.A.)	15,200,000	15,200,000
California Community College Financing Authority Rev., (NCCD-Orange Coast Properties LLC), 5.00%, 5/1/28	275,000	329,761
California Community College Financing Authority Rev., (NCCD-Orange Coast Properties LLC), 5.00%, 5/1/29	800,000	953,888
California Community College Financing Authority Rev., (NCCD-Orange Coast Properties LLC), 5.00%, 5/1/32	875,000	1,026,445
California Community College Financing Authority Rev., (NCCD-Orange Coast Properties LLC), 5.00%, 5/1/33	600,000	700,740
California Community College Financing Authority Rev., (NCCD-Orange Coast Properties LLC), 5.00%, 5/1/35	1,540,000	1,784,352
California County Tobacco Securitization Agency Rev., (Los Angeles County Securitization Corp.), 5.45%, 6/1/28	4,000,000	4,060,560
California Educational Facilities Authority Rev., 5.00%, 10/1/21(1)	365,000	396,087
California Educational Facilities Authority Rev., 5.00%, 10/1/21(1)	385,000	418,252
California Educational Facilities Authority Rev., (Chapman University), 5.00%, 4/1/21	750,000	800,858
California Educational Facilities Authority Rev., (Chapman University), 5.00%, 4/1/24	930,000	1,085,291
California Educational Facilities Authority Rev., (Chapman University), 5.00%, 4/1/31 (GA: Brandman University)	1,455,000	1,545,297
California Educational Facilities Authority Rev., (Claremont Mckenna College), 5.00%, 1/1/32	750,000	901,485
California Educational Facilities Authority Rev., (Harvey Mudd College), 5.25%, 12/1/41	2,000,000	2,179,040
California Educational Facilities Authority Rev., (Loma Linda University), 5.00%, 4/1/25	800,000	950,768
California Educational Facilities Authority Rev., (Loma Linda University), 5.00%, 4/1/27	300,000	372,741
California Educational Facilities Authority Rev., (Loma Linda University), 5.00%, 4/1/28	800,000	989,408
California Educational Facilities Authority Rev., (Loyola Marymount University), 5.00%, 10/1/30	1,365,000	1,383,605
California Educational Facilities Authority Rev., (Loyola Marymount University), 5.00%, 10/1/34	490,000	603,543
California Educational Facilities Authority Rev., (Loyola Marymount University), 5.00%, 10/1/35	625,000	767,775
California Educational Facilities Authority Rev., (Loyola Marymount University), 5.00%, 10/1/37	745,000	905,592
California Educational Facilities Authority Rev., (University of Southern California), 5.00%, 10/1/25	1,875,000	2,312,419
California Educational Facilities Authority Rev., (University of the Pacific), 5.00%, 11/1/33	1,500,000	1,765,695
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center), 5.00%, 11/15/22	3,000,000	3,381,750
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center), 5.00%, 11/15/23	2,150,000	2,499,332
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center), 5.00%, 11/15/24	1,450,000	1,735,925
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center), 5.00%, 11/15/26	3,000,000	3,675,660
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center), 5.00%, 11/15/27	6,000,000	7,330,980
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center), 5.00%, 11/15/31	2,700,000	3,230,955
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center), 5.00%, 11/15/32	400,000	477,212
California Health Facilities Financing Authority Rev., (Children's Hospital of Orange County Obligated Group), 6.25%, 11/1/29 (GA: Children's Healthcare of California)	5,000,000	5,099,950
California Health Facilities Financing Authority Rev., (Dignity Health Obligated Group), 6.00%, 7/1/19, Prerefunded at 100% of Par(1)	3,400,000	3,411,628
California Health Facilities Financing Authority Rev., (El Camino Hospital), 5.00%, 2/1/24	1,200,000	1,397,316
California Health Facilities Financing Authority Rev., (El Camino Hospital), 5.00%, 2/1/25	500,000	598,890
California Health Facilities Financing Authority Rev., (Kaiser Credit Group), VRDN, 5.00%, 11/1/22	2,200,000	2,457,356
California Health Facilities Financing Authority Rev., (Lucile Salter Packard Children's Hospital at Stanford Obligated Group), 5.00%, 8/15/25	5,855,000	6,501,099
California Health Facilities Financing Authority Rev., (Providence St. Joseph Health Obligated Group), 5.50%, 7/1/29	1,500,000	1,504,890
California Health Facilities Financing Authority Rev., (Providence St. Joseph Health Obligated Group), 5.00%, 7/1/37	1,070,000	1,200,808
California Health Facilities Financing Authority Rev., (Providence St. Joseph Health Obligated Group), 5.75%, 7/1/39	2,000,000	2,006,300
California Health Facilities Financing Authority Rev., (Providence St. Joseph Health Obligated Group), VRDN, 2.00%, 10/1/25	3,500,000	3,576,790
California Health Facilities Financing Authority Rev., (Stanford Health Care Obligated Group), 5.00%, 11/15/20, Prerefunded at 100% of Par(1)	2,000,000	2,105,740

California Health Facilities Financing Authority Rev., (Stanford Health Care Obligated Group), 5.00%, 11/15/22	1,000,000	1,129,780
California Health Facilities Financing Authority Rev., (Stanford Health Care Obligated Group), 5.00%, 11/15/25	2,500,000	3,075,800
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 6.00%, 8/15/20, Prerefunded at 100% of Par(1)	2,500,000	2,639,075
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 8/15/22	1,650,000	1,783,237
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.25%, 8/15/22	3,335,000	3,416,207
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 11/15/22	2,250,000	2,533,050
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 11/15/26	1,500,000	1,878,015
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 11/15/29	2,000,000	2,403,080
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 11/15/30	1,750,000	2,088,975
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 11/15/31	1,500,000	1,781,895
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 11/15/32	2,000,000	2,472,280
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 11/15/38	5,890,000	7,097,686
California Infrastructure & Economic Development Bank Rev., (Academy of Motion Picture Arts and Sciences Obligated Group), 5.00%, 11/1/27	1,010,000	1,164,278
California Infrastructure & Economic Development Bank Rev., (Academy of Motion Picture Arts and Sciences Obligated Group), 5.00%, 11/1/28	1,205,000	1,384,605
California Infrastructure & Economic Development Bank Rev., (Academy of Motion Picture Arts and Sciences Obligated Group), 5.00%, 11/1/29	1,000,000	1,144,910
California Infrastructure & Economic Development Bank Rev., (Academy of Motion Picture Arts and Sciences Obligated Group), 5.00%, 11/1/30	1,370,000	1,563,499
California Infrastructure & Economic Development Bank Rev., (California Academy of Sciences), VRDN, 2.08%, (70% of the 1-month LIBOR plus 0.38%), 8/1/21	9,000,000	9,003,600
California Infrastructure & Economic Development Bank Rev., (California Science Center Foundation), 5.00%, 5/1/28	800,000	982,208
California Infrastructure & Economic Development Bank Rev., (California Science Center Foundation), 5.00%, 5/1/29	1,250,000	1,527,212
California Infrastructure & Economic Development Bank Rev., (California Science Center Foundation), 5.00%, 5/1/30	1,000,000	1,214,150
California Infrastructure & Economic Development Bank Rev., (California Science Center Foundation), 5.00%, 5/1/31	800,000	966,224
California Infrastructure & Economic Development Bank Rev., (Colburn School), VRDN, 2.42%, (MUNIPSA plus 1.00%), 6/1/20	5,310,000	5,328,213
California Infrastructure & Economic Development Bank Rev., (J. Paul Getty Trust), VRDN, 2.18%, (70% of the 3-month LIBOR plus 0.37%), 4/1/20	3,000,000	3,003,270
California Infrastructure & Economic Development Bank Rev., (Museum Associates), VRDN, 2.36%, (70% of the 1-month LIBOR plus 0.65%), 2/1/21	5,000,000	5,018,600
California Infrastructure & Economic Development Bank Rev., (Segerstrom Center for the Arts), 5.00%, 1/1/25	3,500,000	4,137,210
California Municipal Finance Authority Rev., 5.00%, 6/1/37	2,990,000	3,582,678
California Municipal Finance Authority Rev., (Azusa Pacific University), 8.00%, 4/1/21, Prerefunded at 100% of Par(1)(3)	665,000	745,079
California Municipal Finance Authority Rev., (Azusa Pacific University), 5.00%, 4/1/27	1,165,000	1,298,509
California Municipal Finance Authority Rev., (Azusa Pacific University), 5.00%, 4/1/41	500,000	536,465
California Municipal Finance Authority Rev., (California Baptist University), 5.00%, 11/1/36(3)	1,000,000	1,143,370
California Municipal Finance Authority Rev., (California Lutheran University), 5.00%, 10/1/27	300,000	367,806
California Municipal Finance Authority Rev., (California Lutheran University), 5.00%, 10/1/28	150,000	187,328
California Municipal Finance Authority Rev., (California Lutheran University), 5.00%, 10/1/29	225,000	278,777
California Municipal Finance Authority Rev., (California Lutheran University), 5.00%, 10/1/30	225,000	276,280
California Municipal Finance Authority Rev., (California Lutheran University), 5.00%, 10/1/31	200,000	244,256
California Municipal Finance Authority Rev., (California Lutheran University), 5.00%, 10/1/32	225,000	273,215
California Municipal Finance Authority Rev., (California Lutheran University), 5.00%, 10/1/33	225,000	272,504
California Municipal Finance Authority Rev., (California Lutheran University), 5.00%, 10/1/34	250,000	301,158
California Municipal Finance Authority Rev., (California Lutheran University), 5.00%, 10/1/35	225,000	270,322
California Municipal Finance Authority Rev., (California Lutheran University), 5.00%, 10/1/36	250,000	299,125
California Municipal Finance Authority Rev., (California Lutheran University), 5.00%, 10/1/37	275,000	327,445
California Municipal Finance Authority Rev., (California Lutheran University), 5.00%, 10/1/38	300,000	356,277
California Municipal Finance Authority Rev., (Capital Facilities Development Corp.), 5.00%, 6/1/36	5,650,000	6,915,826
California Municipal Finance Authority Rev., (Capital Facilities Development Corp.), 5.00%, 6/1/38	4,015,000	4,869,753

California Municipal Finance Authority Rev., (Channing House), 5.00%, 5/15/35 (California Mortgage Insurance)	1,000,000	1,198,120
California Municipal Finance Authority Rev., (CHF-Davis I LLC), 5.00%, 5/15/37	8,000,000	9,494,720
California Municipal Finance Authority Rev., (CHF-Riverside I LLC), 5.00%, 5/15/36	750,000	894,098
California Municipal Finance Authority Rev., (CHF-Riverside I LLC), 5.00%, 5/15/37	1,755,000	2,082,904
California Municipal Finance Authority Rev., (CHF-Riverside I LLC), 5.00%, 5/15/39	1,535,000	1,812,206
California Municipal Finance Authority Rev., (CHF-Riverside I LLC), 5.00%, 5/15/40	1,520,000	1,790,180
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/22	1,000,000	1,084,120
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/23	520,000	578,978
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/25	1,925,000	2,250,787
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/26	1,000,000	1,193,950
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/27	545,000	635,159
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/28	1,075,000	1,289,333
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/28	735,000	854,496
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/29	4,130,000	4,924,736
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/29	1,000,000	1,158,550
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/30	1,000,000	1,184,230
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/33	3,940,000	4,592,031
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/40	1,420,000	1,598,821
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/46	5,000,000	5,606,050
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/19(1)	605,000	606,664
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.25%, 7/1/20, Prerefunded at 100% of Par(1)	1,760,000	1,832,987
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/24	2,045,000	2,341,709
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/26	1,600,000	1,904,336
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/29	2,100,000	2,513,238
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/30	1,000,000	1,189,580
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/31	1,000,000	1,183,190
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/31	1,335,000	1,579,559
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/34	1,500,000	1,754,520
California Municipal Finance Authority Rev., (Emerson College), 5.75%, 1/1/22, Prerefunded at 100% of Par(1)	2,250,000	2,505,150
California Municipal Finance Authority Rev., (Emerson College), 6.00%, 1/1/22, Prerefunded at 100% of Par(1)	3,000,000	3,359,130
California Municipal Finance Authority Rev., (Emerson College), 5.00%, 1/1/29	1,350,000	1,648,215
California Municipal Finance Authority Rev., (Emerson College), 5.00%, 1/1/31	1,480,000	1,781,165
California Municipal Finance Authority Rev., (Emerson College), 5.00%, 1/1/33	1,040,000	1,239,649
California Municipal Finance Authority Rev., (Emerson College), 5.00%, 1/1/34	1,000,000	1,188,810
California Municipal Finance Authority Rev., (Emerson College), 5.00%, 1/1/35	1,065,000	1,260,779
California Municipal Finance Authority Rev., (Emerson College), 5.00%, 1/1/36	720,000	849,715
California Municipal Finance Authority Rev., (Emerson College), 5.00%, 1/1/37	1,000,000	1,176,360
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 3.00%, 11/1/20	1,000,000	1,014,320
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 3.00%, 11/1/21	1,680,000	1,720,337
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 4.00%, 11/1/22	1,000,000	1,065,960
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 5.25%, 11/1/36	1,500,000	1,699,695

California Municipal Finance Authority Rev., (Northern California Retired Officers Community), 2.00%, 7/1/24 (California Mortgage Insurance)	4,000,000	4,019,160
California Municipal Finance Authority Rev., (Touro College and University System Obligated Group), 5.25%, 1/1/34	300,000	333,639
California Municipal Finance Authority Rev., (Touro College and University System Obligated Group), 5.25%, 1/1/40	1,000,000	1,101,210
California Municipal Finance Authority Rev., (University of La Verne), 6.25%, 6/1/20, Prerefunded at 100% of Par(1)	1,000,000	1,049,120
California Municipal Finance Authority Rev., (University of La Verne), 5.00%, 6/1/25	700,000	835,450
California Municipal Finance Authority Rev., (University of La Verne), 5.00%, 6/1/26	1,000,000	1,223,370
California Municipal Finance Authority Rev., (University of La Verne), 5.00%, 6/1/28	1,000,000	1,240,790
California Municipal Finance Authority Rev., (William Jessup University), 5.00%, 8/1/20	400,000	412,264
California Municipal Finance Authority Rev., (William Jessup University), 5.00%, 8/1/21	790,000	830,029
California Municipal Finance Authority Rev., (William Jessup University), 5.00%, 8/1/23	765,000	829,979
California Municipal Finance Authority Rev., (William Jessup University), 5.00%, 8/1/25	1,455,000	1,617,465
California Municipal Finance Authority Rev., (William Jessup University), 5.00%, 8/1/26	1,530,000	1,720,500
California Municipal Finance Authority Rev., (William Jessup University), 5.00%, 8/1/29	1,000,000	1,152,200
California Municipal Finance Authority Rev., VRDN, 1.77%, (MUNIPSA plus 0.35%), 12/1/20	3,500,000	3,502,380
California Pollution Control Financing Authority Rev., (San Diego County Water Authority), 5.00%, 7/1/39(3)	2,000,000	2,367,260
California Public Finance Authority Rev., (Henry Mayo Newhall Memorial Hospital), 5.00%, 10/15/33	500,000	568,980
California Public Finance Authority Rev., (Henry Mayo Newhall Memorial Hospital), 5.00%, 10/15/37	1,000,000	1,124,440
California School Finance Authority Rev., (Alliance for College Ready Public Schools Obligated Group), 3.00%, 7/1/19(3)	1,025,000	1,025,871
California School Finance Authority Rev., (Alliance for College Ready Public Schools Obligated Group), 3.00%, 7/1/20(3)	1,115,000	1,127,020
California School Finance Authority Rev., (Alliance for College Ready Public Schools Obligated Group), 5.00%, 7/1/46	7,000,000	7,804,930
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 5.00%, 8/1/41(3)	1,200,000	1,326,456
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/21(3)	100,000	106,962
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/22(3)	165,000	181,083
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/23(3)	175,000	196,663
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/24(3)	160,000	183,494
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/25(3)	150,000	175,191
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/26(3)	150,000	178,220
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/27(3)	160,000	192,888
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/28(3)	190,000	231,439
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.00%, 6/1/26(3)	500,000	541,345
California School Finance Authority Rev., (Rocketship Education Obligated Group), 4.50%, 6/1/27(3)	380,000	402,420
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.00%, 6/1/34(3)	670,000	711,754
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.125%, 6/1/47(3)	635,000	671,449
California State Public Works Board Rev., 5.75%, 10/1/19, Prerefunded at 100% of Par(1)	2,000,000	2,029,380
California State Public Works Board Rev., 6.375%, 11/1/19, Prerefunded at 100% of Par(1)	2,500,000	2,552,500
California State Public Works Board Rev., 5.00%, 4/1/21	3,000,000	3,197,820
California State Public Works Board Rev., 5.00%, 9/1/22, Prerefunded at 100% of Par(1)	1,000,000	1,121,460
California State Public Works Board Rev., 5.00%, 4/1/23	2,000,000	2,199,380
California State Public Works Board Rev., 5.00%, 4/1/25	1,800,000	1,978,380
California State Public Works Board Rev., 5.25%, 12/1/26	3,000,000	3,278,400
California State Public Works Board Rev., 5.75%, 11/1/29	1,685,000	1,714,437
California State Public Works Board Rev., (California State University), 5.00%, 9/1/23, Prerefunded at 100% of Par(1)	1,865,000	2,159,707
California State Public Works Board Rev., (State of California Department of Corrections & Rehabilitation), 5.00%, 9/1/25	5,000,000	5,900,400
California State Public Works Board Rev., (State of California Department of General Services), 5.00%, 5/1/27	5,000,000	5,976,700
California State University Rev., 5.00%, 11/1/19	1,000,000	1,015,710
California State University Rev., 5.00%, 11/1/20	1,250,000	1,316,850
California State University Rev., 5.00%, 11/1/21	1,000,000	1,090,590
California State University Rev., 5.00%, 11/1/24	5,000,000	5,449,200

California State University Rev., 5.00%, 11/1/28	2,000,000	2,544,020
California State University Rev., 5.00%, 11/1/29	1,000,000	1,261,450
California State University Rev., 5.00%, 11/1/30	3,000,000	3,747,180
California State University Rev., 5.00%, 11/1/31	2,900,000	3,596,116
California State University Rev., 5.00%, 11/1/32	1,750,000	2,053,695
California State University Rev., 4.00%, 11/1/34	10,000,000	11,224,600
California State University Rev., 5.00%, 11/1/36	5,105,000	6,090,112
California State University Rev., VRDN, 4.00%, 11/1/23	4,000,000	4,384,960
California Statewide Communities Development Authority COP, (Salinas), 5.00%, 12/1/31 (AGM)	1,155,000	1,450,703
California Statewide Communities Development Authority COP, (Salinas), 5.00%, 12/1/34 (AGM)	1,340,000	1,662,297
California Statewide Communities Development Authority COP, (Salinas), 5.00%, 12/1/38 (AGM)	1,000,000	1,220,950
California Statewide Communities Development Authority Rev., (Adventist Health System / West Obligated Group), 5.00%, 3/1/23	1,190,000	1,342,617
California Statewide Communities Development Authority Rev., (Adventist Health System / West Obligated Group), 5.00%, 3/1/24	800,000	928,192
California Statewide Communities Development Authority Rev., (Adventist Health System / West Obligated Group), 5.00%, 3/1/25	750,000	893,993
California Statewide Communities Development Authority Rev., (Adventist Health System / West Obligated Group), 5.00%, 3/1/26	1,000,000	1,219,340
California Statewide Communities Development Authority Rev., (Adventist Health System / West Obligated Group), 5.00%, 3/1/27	1,590,000	1,926,682
California Statewide Communities Development Authority Rev., (Adventist Health System / West Obligated Group), 5.00%, 3/1/31	740,000	912,020
California Statewide Communities Development Authority Rev., (Adventist Health System / West Obligated Group), 5.00%, 3/1/32	900,000	1,099,881
California Statewide Communities Development Authority Rev., (Adventist Health System / West Obligated Group), 5.00%, 3/1/33	1,250,000	1,520,775
California Statewide Communities Development Authority Rev., (Adventist Health System / West Obligated Group), 5.00%, 3/1/34	1,000,000	1,210,500
California Statewide Communities Development Authority Rev., (Adventist Health System / West Obligated Group), 5.00%, 3/1/35	715,000	835,263
California Statewide Communities Development Authority Rev., (Adventist Health System / West Obligated Group), 5.00%, 3/1/35	1,475,000	1,776,711
California Statewide Communities Development Authority Rev., (American Baptist Homes of the West Obligated Group), 5.00%, 10/1/22	1,065,000	1,165,568
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/21	1,225,000	1,305,544
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/22	2,000,000	2,193,160
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/23	1,000,000	1,125,530
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/24	1,000,000	1,150,850
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/25	1,925,000	2,266,206
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/28	2,050,000	2,443,354
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/29	1,250,000	1,482,900
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/30	1,940,000	2,289,219
California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/21	1,000,000	1,071,020
California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/22	300,000	331,032
California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/22	475,000	523,987
California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/23	300,000	339,576
California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/23	600,000	679,152
California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/24	750,000	870,615

California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/25	300,000	355,698
California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/25	800,000	927,264
California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/26	325,000	393,234
California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/27	1,880,000	2,170,291
California Statewide Communities Development Authority Rev., (Cottage Health System Obligated Group), 5.25%, 11/1/30	1,000,000	1,050,700
California Statewide Communities Development Authority Rev., (Front Porch Communities & Services), 5.00%, 4/1/24	210,000	241,569
California Statewide Communities Development Authority Rev., (Front Porch Communities & Services), 5.00%, 4/1/25	275,000	324,310
California Statewide Communities Development Authority Rev., (Front Porch Communities & Services), 5.00%, 4/1/30	145,000	174,715
California Statewide Communities Development Authority Rev., (Front Porch Communities & Services), 5.00%, 4/1/31	125,000	149,686
California Statewide Communities Development Authority Rev., (Front Porch Communities & Services), 4.00%, 4/1/32	185,000	204,085
California Statewide Communities Development Authority Rev., (Hebrew Home for Aged Disabled), 3.50%, 11/1/21 (California Mortgage Insurance)	3,000,000	3,027,090
California Statewide Communities Development Authority Rev., (John Muir Health), 5.00%, 7/1/19, Prerefunded at 100% of Par(1)	2,225,000	2,231,119
California Statewide Communities Development Authority Rev., (Kaiser Credit Group), 5.00%, 4/1/42	8,400,000	9,171,288
California Statewide Communities Development Authority Rev., (Kaiser Credit Group), VRDN, 1.15%, 6/7/19	1,200,000	1,200,000
California Statewide Communities Development Authority Rev., (Kaiser Credit Group), VRDN, 1.15%, 6/7/19	5,600,000	5,600,000
California Statewide Communities Development Authority Rev., (Lancer Educational Housing LLC), 4.00%, 6/1/21(3)	3,600,000	3,647,808
California Statewide Communities Development Authority Rev., (Lancer Educational Housing LLC), 4.00%, 6/1/26(3)	3,000,000	3,176,370
California Statewide Communities Development Authority Rev., (Lancer Educational Housing LLC), 5.00%, 6/1/34(3)	375,000	433,376
California Statewide Communities Development Authority Rev., (Lancer Educational Housing LLC), 5.00%, 6/1/39(3)	475,000	540,655
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/26(3)	5,000,000	5,789,050
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/33(3)	1,000,000	1,153,060
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/36(3)	3,500,000	3,908,240
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.25%, 12/1/44	1,085,000	1,196,538
California Statewide Communities Development Authority Rev., (Marin General Hospital Obligated Group), 5.00%, 8/1/30	500,000	620,505
California Statewide Communities Development Authority Rev., (Marin General Hospital Obligated Group), 5.00%, 8/1/32	675,000	826,686
California Statewide Communities Development Authority Rev., (Marin General Hospital Obligated Group), 5.00%, 8/1/33	450,000	550,256
California Statewide Communities Development Authority Rev., (Marin General Hospital Obligated Group), 5.00%, 8/1/34	625,000	760,313
California Statewide Communities Development Authority Rev., (Marin General Hospital Obligated Group), 5.00%, 8/1/35	725,000	880,339
California Statewide Communities Development Authority Rev., (Marin General Hospital Obligated Group), 5.00%, 8/1/36	700,000	846,755
California Statewide Communities Development Authority Rev., (Marin General Hospital Obligated Group), 5.00%, 8/1/37	500,000	602,835
California Statewide Communities Development Authority Rev., (Marin General Hospital Obligated Group), 5.00%, 8/1/38	500,000	599,600
California Statewide Communities Development Authority Rev., (Methodist Hospital of Southern California Obligated Group), 5.00%, 1/1/33	2,000,000	2,366,980
California Statewide Communities Development Authority Rev., (Methodist Hospital of Southern California Obligated Group), 5.00%, 1/1/35	5,175,000	6,082,850
California Statewide Communities Development Authority Rev., (Methodist Hospital of Southern California Obligated Group), 5.00%, 1/1/36	4,560,000	5,343,362
California Statewide Communities Development Authority Rev., (Methodist Hospital of Southern California Obligated Group), 5.00%, 1/1/38	3,825,000	4,454,901

California Statewide Communities Development Authority Rev., (Redlands Community Hospital), 5.00%, 10/1/28	1,000,000	1,199,390
California Statewide Communities Development Authority Rev., (Redlands Community Hospital), 5.00%, 10/1/29	600,000	715,914
California Statewide Communities Development Authority Rev., (Redlands Community Hospital), 5.00%, 10/1/31	870,000	1,027,879
California Statewide Communities Development Authority Rev., (Southern California Edison Co.), VRDN, 2.625%, 12/1/23	4,750,000	4,797,927
California Statewide Communities Development Authority Rev., (Viamonte Senior Living 1, Inc.), 3.00%, 7/1/25 (California Mortgage Insurance)	2,500,000	2,549,350
California Statewide Communities Development Authority Rev., (Viamonte Senior Living 1, Inc.), 3.00%, 7/1/26 (California Mortgage Insurance)	2,750,000	2,801,287
California Statewide Communities Development Authority Rev., (Viamonte Senior Living 1, Inc.), 3.00%, 7/1/27 (California Mortgage Insurance)	1,500,000	1,526,355
California Statewide Communities Development Authority Special Tax, 4.25%, 9/1/21	1,130,000	1,182,138
California Statewide Communities Development Authority Special Tax, 5.00%, 9/1/27	875,000	986,808
California Statewide Communities Development Authority Special Tax, 5.00%, 9/1/37	2,225,000	2,581,356
Carson Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 10/1/19 (AGM)	800,000	809,840
Carson Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 10/1/20 (AGM)	785,000	823,873
Cathedral City Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 8/1/28 (AGM)	1,190,000	1,374,188
Chabot-Las Positas Community College District GO, 4.00%, 8/1/19	3,500,000	3,515,785
Chaffey Joint Union High School District GO, 5.00%, 8/1/30	3,125,000	3,542,687
Chaffey Joint Union High School District GO, 5.00%, 8/1/32	1,220,000	1,375,599
City & County of San Francisco COP, 5.00%, 10/1/19	2,930,000	2,966,420
City & County of San Francisco GO, 5.00%, 6/15/25	1,880,000	2,156,304
Clovis Unified School District GO, Capital Appreciation, 0.00%, 8/1/24 (NATL)(2)	5,935,000	5,429,991
Commerce Community Development Commission Successor Agency Tax Allocation, 5.00%, 8/1/19	1,300,000	1,307,787
Commerce Community Development Commission Successor Agency Tax Allocation, 5.00%, 8/1/20	915,000	954,647
Commerce Community Development Commission Successor Agency Tax Allocation, 5.00%, 8/1/21	500,000	537,565
Commerce Community Development Commission Successor Agency Tax Allocation, 5.00%, 8/1/22	350,000	388,287
Commerce Community Development Commission Successor Agency Tax Allocation, 5.00%, 8/1/23 (AGM)	600,000	684,840
Contra Costa Transportation Authority Rev., 5.00%, 3/1/29	1,000,000	1,264,350
Contra Costa Transportation Authority Rev., 5.00%, 3/1/30	1,250,000	1,564,087
Contra Costa Transportation Authority Rev., 5.00%, 3/1/31	1,000,000	1,241,040
Del Mar Race Track Authority Rev., 4.00%, 10/1/19	1,275,000	1,283,224
Del Mar Race Track Authority Rev., 4.00%, 10/1/20	1,330,000	1,365,285
Del Mar Race Track Authority Rev., 5.00%, 10/1/35	660,000	728,554
Desert Sands Unified School District GO, 5.00%, 8/1/39	1,750,000	2,110,202
East Bay Municipal Utility District Wastewater System Rev., 5.00%, 6/1/38	1,700,000	2,332,927
East Side Union High School District GO, 5.00%, 8/1/25	1,405,000	1,562,838
Fontana Special Tax, (Folsom CA-Community Facilities District No. 22), 4.00%, 9/1/19	390,000	392,020
Fontana Special Tax, (Folsom CA-Community Facilities District No. 22), 5.00%, 9/1/20	545,000	565,688
Fontana Special Tax, (Folsom CA-Community Facilities District No. 22), 5.00%, 9/1/22	520,000	569,031
Fontana Special Tax, (Folsom CA-Community Facilities District No. 22), 5.00%, 9/1/24	575,000	658,047
Fontana Special Tax, (Fontana Community Facilities District No. 31), 4.00%, 9/1/28	750,000	829,260
Fontana Special Tax, (Fontana Community Facilities District No. 31), 4.00%, 9/1/29	555,000	611,271
Fontana Special Tax, (Fontana Community Facilities District No. 31), 4.00%, 9/1/30	1,110,000	1,212,409
Fontana Special Tax, (Fontana Community Facilities District No. 31), 4.00%, 9/1/31	925,000	1,005,309
Fontana Special Tax, (Fontana Community Facilities District No. 31), 4.00%, 9/1/32	1,000,000	1,084,360
Fontana Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 10/1/32	1,495,000	1,854,308
Foothill-Eastern Transportation Corridor Agency Rev., 6.25%, 1/15/33	3,750,000	4,409,100
Foothill-Eastern Transportation Corridor Agency Rev., 6.50%, 1/15/43	500,000	592,195
Foothill-Eastern Transportation Corridor Agency Rev., 5.75%, 1/15/46	1,000,000	1,159,390
Foothill-Eastern Transportation Corridor Agency Rev., 6.00%, 1/15/49	6,250,000	7,345,500

Foothill-Eastern Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/33(2)	750,000	482,243
Foothill-Eastern Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/42(2)	6,070,000	2,628,917
Foothill-Eastern Transportation Corridor Agency Rev., Capital Appreciation, VRN, 0.00%, 1/15/42	2,300,000	2,310,442
Foothill-Eastern Transportation Corridor Agency Rev., VRDN, 5.00%, 1/15/20	5,000,000	5,018,750
Foothill-Eastern Transportation Corridor Agency Rev., VRDN, 5.50%, 1/15/23	10,000,000	11,178,000
Fremont Union High School District GO, 5.00%, 8/1/32(4)	3,260,000	4,063,851
Fremont Union High School District GO, 5.00%, 8/1/33(4)	750,000	930,953
Fremont Union High School District GO, 5.00%, 8/1/34(4)	660,000	815,780
Fremont Union High School District GO, 4.00%, 8/1/35(4)	1,250,000	1,411,987
Fresno Joint Powers Financing Authority Rev., 5.00%, 4/1/24 (AGM)	1,350,000	1,565,838
Fresno Joint Powers Financing Authority Rev., 5.00%, 4/1/26 (AGM)	1,650,000	1,995,559
Fresno Joint Powers Financing Authority Rev., 5.00%, 4/1/28 (AGM)	1,400,000	1,716,540
Fresno Joint Powers Financing Authority Rev., 5.00%, 4/1/29 (AGM)	1,000,000	1,220,870
Fresno Joint Powers Financing Authority Rev., 5.00%, 4/1/30 (AGM)	1,350,000	1,638,576
Garden Grove Agency Community Development Successor Agency Tax Allocation, 5.00%, 10/1/22 (BAM)	500,000	559,015
Garden Grove Agency Community Development Successor Agency Tax Allocation, 5.00%, 10/1/23 (BAM)	500,000	575,900
Golden Empire Schools Financing Authority Rev., (Kern High School District), 5.00%, 5/1/21	3,000,000	3,201,450
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/19	3,450,000	3,450,000
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/19	1,000,000	1,000,000
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/20	1,000,000	1,033,820
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/20	1,000,000	1,036,440
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/21	1,000,000	1,071,920
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/22	2,070,000	2,262,717
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/23	3,000,000	3,352,200
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/24	7,435,000	8,432,851
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/26	6,000,000	7,070,880
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/27	7,960,000	9,520,797
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/28	2,000,000	2,374,020
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/29	4,000,000	4,717,160
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/29	6,650,000	7,568,830
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/30	1,000,000	1,135,700
Golden State Tobacco Securitization Corp. Rev., 3.50%, 6/1/36	11,305,000	11,441,338
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/47	2,500,000	2,487,525
Golden State Tobacco Securitization Corp. Rev., 5.25%, 6/1/47	2,500,000	2,517,150
Golden State Tobacco Securitization Corp. Rev., Capital Appreciation, 0.00%, 6/1/25(2)	3,000,000	2,699,340
Grossmont-Cuyamaca Community College District GO, 5.25%, 8/1/27	750,000	868,185
Hayward Area Recreation & Park District COP, 5.125%, 1/1/24, Prerefunded at 100% of Par(1)	2,750,000	3,223,715
Hayward Unified School District GO, 4.00%, 8/1/36 (BAM)	1,000,000	1,116,550
Hayward Unified School District GO, 4.00%, 8/1/37 (BAM)	1,000,000	1,110,890
Hayward Unified School District GO, 4.00%, 8/1/38 (BAM)	1,000,000	1,102,780
Hayward Unified School District GO, 4.00%, 8/1/39 (BAM)	2,360,000	2,596,000
Hayward Unified School District GO, 4.00%, 8/1/40 (BAM)	3,000,000	3,282,360
Hesperia Community Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/33 (AGM)	4,195,000	5,137,533
Huntington Beach Union High School District GO, 5.00%, 8/1/26	3,030,000	3,480,894
Imperial Irrigation District Electric System Rev., 5.00%, 11/1/36	1,015,000	1,202,227
Inglewood Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 5/1/22 (BAM)	350,000	385,259
Inglewood Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 5/1/23 (BAM)	1,000,000	1,132,060
Inglewood Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 5/1/25 (BAM)	1,500,000	1,789,275
Inglewood Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 5/1/38 (BAM)	500,000	587,395

Inglewood Unified School District GO, 4.00%, 8/1/21 (BAM)	400,000	420,272
Inglewood Unified School District GO, 5.00%, 8/1/29 (BAM)	235,000	281,944
Inglewood Unified School District GO, 5.00%, 8/1/31 (BAM)	500,000	590,565
Inglewood Unified School District GO, 5.00%, 8/1/32 (BAM)	500,000	587,815
Inglewood Unified School District GO, 5.00%, 8/1/34 (BAM)	300,000	350,250
Inglewood Unified School District GO, 5.00%, 8/1/35 (BAM)	855,000	996,041
Inglewood Unified School District GO, 5.00%, 8/1/37 (BAM)	500,000	578,280
Inland Valley Development Agency Tax Allocation, 5.25%, 9/1/37	1,665,000	1,902,712
Inland Valley Development Agency Tax Allocation, 5.00%, 9/1/44	1,765,000	1,979,377
Irvine Special Assessment, 4.00%, 9/2/19	2,000,000	2,013,680
Irvine Special Assessment, 4.00%, 9/2/19	1,375,000	1,384,405
Irvine Special Assessment, 5.00%, 9/2/26	1,500,000	1,861,215
Irvine Special Tax, 5.00%, 9/1/39	1,000,000	1,102,930
Irvine Unified School District Special Tax, 5.00%, 9/1/21	1,500,000	1,605,480
Irvine Unified School District Special Tax, 5.00%, 9/1/23	1,135,000	1,278,963
Irvine Unified School District Special Tax, 5.00%, 9/1/25	1,330,000	1,562,138
Irvine Unified School District Special Tax, 5.00%, 9/1/26	640,000	765,965
Irvine Unified School District Special Tax, 4.00%, 9/1/36 (AGM)	1,500,000	1,635,930
Jurupa Public Financing Authority Special Tax, 5.00%, 9/1/23	625,000	715,619
Jurupa Public Financing Authority Special Tax, 5.00%, 9/1/24	680,000	799,816
Jurupa Public Financing Authority Special Tax, 5.00%, 9/1/25	1,000,000	1,175,650
Jurupa Unified School District GO, 5.00%, 8/1/37	1,075,000	1,299,589
La Quinta Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/19	1,150,000	1,160,454
La Quinta Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/20	1,045,000	1,093,248
La Quinta Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/31	4,265,000	4,972,009
La Verne COP, (Brethren Hillcrest Homes), 5.00%, 5/15/20	640,000	658,592
La Verne COP, (Brethren Hillcrest Homes), 5.00%, 5/15/21	315,000	332,397
La Verne COP, (Brethren Hillcrest Homes), 5.00%, 5/15/22	225,000	242,546
La Verne COP, (Brethren Hillcrest Homes), 5.00%, 5/15/29	635,000	671,386
Lancaster Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 8/1/24 (AGM)	435,000	510,973
Lancaster Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 8/1/25 (AGM)	600,000	723,204
Long Beach Bond Finance Authority Rev., 5.00%, 11/15/35	1,920,000	2,478,624
Long Beach Bond Finance Authority Rev., 5.50%, 11/15/37	695,000	950,586
Long Beach Harbor Rev., 5.00%, 12/15/20	6,250,000	6,616,000
Long Beach Marina System Rev., 5.00%, 5/15/23	650,000	721,084
Long Beach Marina System Rev., 5.00%, 5/15/24	1,380,000	1,560,863
Long Beach Marina System Rev., 5.00%, 5/15/25	500,000	574,930
Long Beach Marina System Rev., 5.00%, 5/15/27	800,000	910,352
Long Beach Marina System Rev., 5.00%, 5/15/28	600,000	680,988
Long Beach Marina System Rev., 5.00%, 5/15/40	2,250,000	2,485,237
Long Beach Unified School District GO, 5.00%, 8/1/28	5,000,000	6,241,000
Los Alamitos Unified School District COP, Capital Appreciation, VRN, 0.00%, 8/1/42	3,200,000	3,195,072
Los Angeles Community College District GO, 5.00%, 6/1/26	2,115,000	2,646,140
Los Angeles County COP, 5.00%, 3/1/21	1,195,000	1,273,225
Los Angeles County COP, 5.00%, 3/1/22	1,000,000	1,100,520
Los Angeles County Metropolitan Transportation Authority Rev., 5.00%, 7/1/20	3,000,000	3,123,690
Los Angeles County Metropolitan Transportation Authority Rev., 5.00%, 7/1/21	2,470,000	2,663,895
Los Angeles County Metropolitan Transportation Authority Rev., 5.00%, 7/1/32	8,000,000	10,166,000
Los Angeles County Redevelopment Refunding Authority Redev Agency Successor Agency Tax Allocation, Capital Appreciation, 0.00%, 12/1/19 (AGM)(2)	1,500,000	1,487,850

Los Angeles County Sanitation Districts Financing Authority Rev., 5.00%, 10/1/23	2,855,000	3,306,632
Los Angeles County Sanitation Districts Financing Authority Rev., 5.00%, 10/1/26	2,700,000	3,285,738
Los Angeles Department of Airports Rev., 5.00%, 5/15/24	3,040,000	3,151,112
Los Angeles Department of Airports Rev., 5.00%, 5/15/26	1,500,000	1,814,010
Los Angeles Department of Airports Rev., 5.00%, 5/15/27	1,280,000	1,540,762
Los Angeles Department of Airports Rev., 5.00%, 5/15/33	1,350,000	1,658,043
Los Angeles Department of Airports Rev., 5.00%, 5/15/34	1,250,000	1,525,750
Los Angeles Department of Airports Rev., 5.00%, 5/15/35	1,500,000	1,823,940
Los Angeles Department of Airports Rev., 5.00%, 5/15/38	2,500,000	3,117,975
Los Angeles Department of Airports Rev., 5.00%, 5/15/39	6,170,000	7,674,678
Los Angeles Department of Water Rev., 5.00%, 7/1/23	1,215,000	1,398,599
Los Angeles Department of Water Rev., 5.00%, 7/1/23	1,180,000	1,358,310
Los Angeles Department of Water Rev., 5.00%, 7/1/23	1,445,000	1,663,354
Los Angeles Department of Water Rev., 5.00%, 7/1/24	1,500,000	1,671,930
Los Angeles Department of Water Rev., 5.00%, 7/1/25	3,940,000	4,811,134
Los Angeles Department of Water Rev., 5.00%, 7/1/26	4,040,000	5,058,605
Los Angeles Department of Water Rev., 5.00%, 7/1/27	2,125,000	2,723,549
Los Angeles Department of Water Rev., 5.00%, 7/1/28	2,840,000	3,675,642
Los Angeles Department of Water Rev., 5.00%, 7/1/29	6,030,000	7,798,539
Los Angeles Department of Water & Power System Rev., 5.00%, 7/1/25	1,525,000	1,856,077
Los Angeles Department of Water & Power System Rev., 5.00%, 7/1/26	1,000,000	1,247,780
Los Angeles Department of Water & Power System Rev., 5.00%, 7/1/26	1,000,000	1,113,340
Los Angeles Department of Water & Power System Rev., 5.00%, 7/1/26	1,300,000	1,514,526
Los Angeles Department of Water & Power System Rev., 5.00%, 7/1/27	6,470,000	7,422,643
Los Angeles Department of Water & Power System Rev., VRDN, 1.25%, 6/3/19 (SBBPA: Bank of America N.A.)	1,835,000	1,835,000
Los Angeles Department of Water & Power System Rev., VRDN, 1.25%, 6/3/19 (SBBPA: Bank of America N.A.)	1,600,000	1,600,000
Los Angeles Department of Water & Power System Rev., VRDN, 1.25%, 6/3/19 (SBBPA: TD Bank N.A.)	300,000	300,000
Los Angeles Department of Water & Power System Rev., VRDN, 1.30%, 6/3/19 (SBBPA: Bank of America N.A.)	3,200,000	3,200,000
Los Angeles Department of Water & Power System Rev., VRDN, 1.30%, 6/3/19 (SBBPA: Barclays Bank)	1,100,000	1,100,000
Los Angeles Unified School District COP, 5.00%, 10/1/29	1,700,000	1,878,449
Los Angeles Unified School District GO, 5.00%, 7/1/21	1,120,000	1,205,277
Los Angeles Unified School District GO, 5.00%, 7/1/21	3,000,000	3,228,420
Los Angeles Unified School District GO, 5.00%, 7/1/23	9,175,000	10,486,658
Los Angeles Unified School District GO, 5.00%, 7/1/24	5,140,000	5,524,780
Los Angeles Unified School District GO, 5.00%, 7/1/24	5,000,000	5,876,000
Los Angeles Unified School District GO, 5.00%, 7/1/26	2,500,000	3,088,400
Los Angeles Unified School District GO, 5.00%, 7/1/26	3,555,000	4,170,193
Los Angeles Unified School District GO, 5.25%, 7/1/26	4,000,000	4,168,040
Los Angeles Unified School District GO, 5.00%, 7/1/27	1,050,000	1,229,455
Los Angeles Unified School District GO, 5.00%, 7/1/30	1,155,000	1,341,209
Los Angeles Wastewater System Rev., 5.75%, 6/1/19, Prerefunded at 100% of Par(1)	1,325,000	1,325,000
Los Angeles Wastewater System Rev., 5.00%, 6/1/35	1,500,000	1,868,070
M-S-R Energy Authority Rev., 7.00%, 11/1/34	1,000,000	1,495,810
M-S-R Energy Authority Rev., 7.00%, 11/1/34	5,880,000	8,795,363
M-S-R Energy Authority Rev., 6.50%, 11/1/39	1,180,000	1,773,044
M-S-R Energy Authority Rev., 6.50%, 11/1/39	1,425,000	2,141,176
Manhattan Beach Unified School District GO, Capital Appreciation, 0.00%, 9/1/29(2)	5,905,000	4,691,463
Menlo Park Community Development Agency Successor Agency Tax Allocation, 5.00%, 10/1/19	420,000	425,179
Menlo Park Community Development Agency Successor Agency Tax Allocation, 5.00%, 10/1/20	325,000	341,136

Metropolitan Water District of Southern California Rev., VRDN, 1.26%, 6/3/19 (SBBPA: Bank of America N.A.)	505,000	505,000
Milpitas Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/25	2,325,000	2,839,081
Milpitas Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/26	6,285,000	7,636,841
Modesto Irrigation District COP, 5.75%, 10/1/34	920,000	922,834
Mountain View Shoreline Regional Park Community Tax Allocation, 5.00%, 8/1/38 (AGM)	1,135,000	1,385,267
Mountain View Shoreline Regional Park Community Tax Allocation, 5.00%, 8/1/43 (AGM)	1,000,000	1,208,710
Municipal Improvement Corp. of Los Angeles Lease Revenue, 1.75%, 6/3/19 (LOC: Bank of the West)	1,000,000	1,000,060
Municipal Improvement Corp. of Los Angeles Rev., 5.00%, 11/1/22	1,000,000	1,125,150
Municipal Improvement Corp. of Los Angeles Rev., 5.00%, 3/1/25	3,000,000	3,300,720
Municipal Improvement Corp. of Los Angeles Rev., 5.00%, 11/1/25	750,000	920,265
Murrieta Financing Authority Special Tax, 5.00%, 9/1/21	1,200,000	1,288,860
Napa Valley Community College District GO, Capital Appreciation, VRN, 0.00%, 8/1/22	5,745,000	5,794,522
Napa Valley Community College District GO, Capital Appreciation, VRN, 0.00%, 8/1/33	2,850,000	2,951,346
Napa Valley Community College District GO, Capital Appreciation, VRN, 0.00%, 8/1/34	1,500,000	1,547,460
Natomas Unified School District GO, 5.00%, 9/1/26 (BAM)	1,785,000	2,039,059
Newport Beach Rev., (Hoag Memorial Hospital / Newport Healthcare Obligated Group), 6.00%, 12/1/21, Prerefunded at 100% of Par(1)	2,000,000	2,231,300
Norman Y Mineta San Jose International Airport SJC Rev., 5.00%, 3/1/27	1,295,000	1,505,101
Norman Y Mineta San Jose International Airport SJC Rev., 5.00%, 3/1/28	1,500,000	1,737,390
Norman Y Mineta San Jose International Airport SJC Rev., 5.00%, 3/1/30	1,750,000	2,015,685
Norman Y Mineta San Jose International Airport SJC Rev., 5.00%, 3/1/31	1,000,000	1,149,850
North Lake Tahoe Public Financing Authority Rev., 4.00%, 12/1/19	1,000,000	1,014,280
North Orange County Community College District GO, 4.00%, 8/1/30(4)	425,000	519,784
North Orange County Community College District GO, 4.00%, 8/1/31(4)	410,000	496,063
North Orange County Community College District GO, 4.00%, 8/1/32(4)	450,000	535,455
North Orange County Community College District GO, 4.00%, 8/1/33(4)	300,000	352,101
Northern California Energy Authority Rev., VRDN, 4.00%, 7/1/24	10,000,000	10,913,300
Northern California Power Agency Rev., 5.00%, 8/1/19	2,000,000	2,012,200
Northern California Power Agency Rev., 5.00%, 8/1/20	1,515,000	1,550,587
Northern California Power Agency Rev., 5.00%, 8/1/21	2,050,000	2,097,191
Northern California Power Agency Rev., 5.25%, 8/1/22	4,250,000	4,355,357
Northern California Power Agency Rev., 5.00%, 7/1/26	1,750,000	1,937,145
Northern California Power Agency Rev., 5.00%, 7/1/27	2,000,000	2,213,240
Northern California Transmission Agency Rev., 5.00%, 5/1/28	1,000,000	1,230,100
Northern California Transmission Agency Rev., 5.00%, 5/1/29	1,000,000	1,227,390
Northern California Transmission Agency Rev., 5.00%, 5/1/30	1,855,000	2,252,582
Oakland Alameda County Coliseum Authority Rev., 5.00%, 2/1/25	4,065,000	4,424,712
Oakland Sewer Rev., 5.00%, 6/15/26	1,200,000	1,412,328
Oakland Unified School District / Alameda County GO, 5.00%, 8/1/20	1,670,000	1,738,604
Oakland Unified School District / Alameda County GO, 6.625%, 8/1/21, Prerefunded at 100% of Par(1)	1,870,000	2,084,190
Oakland Unified School District / Alameda County GO, 5.00%, 8/1/22	660,000	703,778
Oakland Unified School District / Alameda County GO, 5.50%, 8/1/22, Prerefunded at 100% of Par(1)	3,150,000	3,566,398
Oakland Unified School District / Alameda County GO, 5.00%, 8/1/23	1,400,000	1,596,140
Oakland Unified School District / Alameda County GO, 5.00%, 8/1/25	650,000	778,817
Oakland Unified School District / Alameda County GO, 5.00%, 8/1/25	2,500,000	2,995,450
Ontario Community Facilities District No. 24 Special Tax, 4.00%, 9/1/20	295,000	303,113
Ontario Community Facilities District No. 24 Special Tax, 4.00%, 9/1/21	285,000	298,515
Ontario Community Facilities District No. 24 Special Tax, 4.00%, 9/1/22	300,000	318,153
Ontario Community Facilities District No. 24 Special Tax, 4.00%, 9/1/23	60,000	64,425
Ontario Community Facilities District No. 30 Special Tax, 4.00%, 9/1/24	315,000	339,677

Ontario Community Facilities District No. 30 Special Tax, 4.00%, 9/1/25	325,000	352,807
Ontario Community Facilities District No. 30 Special Tax, 4.00%, 9/1/26	340,000	372,402
Ontario Community Facilities District No. 30 Special Tax, 4.00%, 9/1/29	230,000	246,850
Orange County Special Assessment, 3.00%, 9/2/25	285,000	309,852
Orange County Special Assessment, 5.00%, 9/2/26	600,000	740,772
Orange County Special Assessment, 5.00%, 9/2/28	600,000	772,404
Orange County Special Assessment, 5.00%, 9/2/30	875,000	1,109,290
Orange County Airport Rev., 5.00%, 7/1/24	1,470,000	1,740,201
Orange County Airport Rev., 5.00%, 7/1/25	1,000,000	1,217,170
Orange County Airport Rev., 5.00%, 7/1/26	1,000,000	1,249,060
Orange County Community Facilities District Special Tax, 5.00%, 8/15/28	1,960,000	2,141,398
Orange County Community Facilities District Special Tax, 5.00%, 8/15/29	2,000,000	2,340,640
Orange County Community Facilities District Special Tax, 5.00%, 8/15/30	2,220,000	2,585,612
Orange County Community Facilities District Special Tax, 5.00%, 8/15/32	2,575,000	2,976,726
Orange County Community Facilities District Special Tax, 5.00%, 8/15/35	1,000,000	1,127,970
Oroville Rev., (Oroville Hospital), 5.25%, 4/1/34	1,685,000	2,010,373
Oroville Rev., (Oroville Hospital), 5.25%, 4/1/39	2,000,000	2,347,660
Oxnard Financing Authority Rev., 5.00%, 6/1/25 (AGM)	2,000,000	2,351,280
Oxnard Financing Authority Rev., 5.00%, 6/1/26 (AGM)	3,690,000	4,310,916
Oxnard Financing Authority Rev., 5.00%, 6/1/28 (AGM)	1,515,000	1,747,825
Oxnard Financing Authority Rev., 5.00%, 6/1/32 (AGM)	2,500,000	2,866,700
Oxnard Financing Authority Rev., 5.00%, 6/1/33 (AGM)	1,000,000	1,145,150
Oxnard School District GO, VRN, 3.00%, 8/1/40 (AGM)	3,750,000	4,091,587
Palm Desert Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 10/1/30 (BAM)	350,000	429,867
Palmdale Community Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/28 (NATL)	2,150,000	2,636,846
Palmdale Community Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/29 (NATL)	2,075,000	2,536,667
Palmdale Community Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/30 (NATL)	1,215,000	1,479,068
Palomar Health COP, (Palomar Health Obligated Group), 6.75%, 11/1/19, Prerefunded at 100% of Par(1)	500,000	510,925
Palomar Health COP, (Palomar Health Obligated Group), 5.25%, 11/1/20, Prerefunded at 100% of Par(1)	475,000	492,732
Palomar Health COP, (Palomar Health Obligated Group), 5.00%, 11/1/20	535,000	556,459
Palomar Health COP, (Palomar Health Obligated Group), 6.00%, 11/1/20, Prerefunded at 100% of Par(1)	1,870,000	1,990,877
Palomar Health COP, (Palomar Health Obligated Group), 5.00%, 11/1/22	770,000	843,112
Palomar Health COP, (Palomar Health Obligated Group), 5.00%, 11/1/25	650,000	758,791
Palomar Health COP, (Palomar Health Obligated Group), 5.00%, 11/1/26	475,000	562,614
Palomar Health COP, (Palomar Health Obligated Group), 5.00%, 11/1/27	720,000	864,878
Palomar Health COP, (Palomar Health Obligated Group), 5.00%, 11/1/32	4,000,000	4,631,720
Palomar Health GO, 5.00%, 8/1/28	1,340,000	1,611,739
Palomar Health GO, Capital Appreciation, VRN, 0.00%, 8/1/38 (AGC)	3,330,000	4,503,392
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/21	3,625,000	3,870,231
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/24	2,375,000	2,719,589
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/29	4,585,000	5,340,929
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/27	4,100,000	4,816,885
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/39	4,080,000	4,579,637
Palos Verdes Peninsula Unified School District GO, 0.00%, 8/1/33(2)	2,600,000	1,775,046
Peninsula Corridor Joint Powers Board Rev., 5.00%, 10/1/31	1,045,000	1,340,160
Peninsula Corridor Joint Powers Board Rev., 5.00%, 10/1/32	785,000	999,580
Peninsula Corridor Joint Powers Board Rev., 5.00%, 10/1/36	300,000	373,383
Peninsula Corridor Joint Powers Board Rev., 5.00%, 10/1/37	435,000	538,987
Peninsula Corridor Joint Powers Board Rev., 5.00%, 10/1/38	550,000	677,270

Peninsula Corridor Joint Powers Board Rev., 5.00%, 10/1/39	1,210,000	1,485,989
Peralta Community College District GO, 5.00%, 8/1/22	2,145,000	2,388,093
Pittsburg Successor Agency Redevelopment Agency Tax Allocation, 5.00%, 9/1/29 (AGM)	3,000,000	3,613,050
Pomona Unified School District GO, 6.55%, 8/1/29 (NATL)	1,000,000	1,287,940
Pomona Unified School District GO, 6.15%, 8/1/30 (NATL)	855,000	971,887
Porterville Public Financing Authority Rev., 5.625%, 10/1/21, Prerefunded at 100% of Par(1)	4,000,000	4,407,480
Poway Unified School District GO, Capital Appreciation, 0.00%, 8/1/41(2)	4,890,000	2,519,083
Poway Unified School District Rev., 7.875%, 9/15/19, Prerefunded at 100% of Par(1)	1,010,000	1,028,352
Poway Unified School District Public Financing Authority Special Tax, 5.00%, 9/1/31	1,650,000	2,001,928
Rancho Santa Fe Community Services District Special Tax, 5.125%, 9/1/21, Prerefunded at 100% of Par(1)	790,000	857,079
Rancho Santa Fe Community Services District Special Tax, 5.25%, 9/1/21, Prerefunded at 100% of Par(1)	1,300,000	1,413,971
Rancho Santa Fe Community Services District Special Tax, 5.375%, 9/1/21, Prerefunded at 100% of Par(1)	1,410,000	1,537,492
Redding Electric System Rev., 5.00%, 6/1/28	1,000,000	1,270,660
Redding Electric System Rev., 5.00%, 6/1/29	1,250,000	1,579,775
Redding Electric System Rev., 5.00%, 6/1/30	1,250,000	1,568,062
Regents of the University of California Medical Center Pooled Rev., 5.00%, 5/15/33	3,015,000	3,591,679
Regents of the University of California Medical Center Pooled Rev., 5.00%, 5/15/34	2,000,000	2,372,300
Rio Elementary School District Community Facilities District Special Tax, 5.00%, 9/1/24	700,000	803,985
Riverside County Redevelopment Successor Agency Tax Allocation, 6.50%, 10/1/20, Prerefunded at 100% of Par(1)	1,560,000	1,667,047
Riverside County Transportation Commission Rev., 5.25%, 6/1/23, Prerefunded at 100% of Par(1)	1,335,000	1,543,981
Riverside County Transportation Commission Rev., Capital Appreciation, 0.00%, 6/1/28(2)	1,000,000	784,520
Riverside County Transportation Commission Rev., Capital Appreciation, 0.00%, 6/1/30(2)	1,000,000	724,310
Riverside County Transportation Commission Rev., Capital Appreciation, 0.00%, 6/1/31(2)	1,555,000	1,078,050
Riverside Sewer Rev., 5.00%, 8/1/25	1,630,000	1,989,382
Riverside Sewer Rev., 5.00%, 8/1/26	3,400,000	4,138,378
Riverside Sewer Rev., 5.00%, 8/1/35	3,750,000	4,686,750
Riverside Sewer Rev., 5.00%, 8/1/37	3,265,000	4,037,989
Riverside Water Rev., 5.00%, 10/1/36	7,185,000	9,061,075
Riverside Water Rev., 5.00%, 10/1/37	7,295,000	9,167,626
Romoland School District Special Tax, 4.00%, 9/1/21	1,035,000	1,084,080
Romoland School District Special Tax, 5.00%, 9/1/22	1,140,000	1,250,557
Romoland School District Special Tax, (Romoland School District Community Facilities District No. 2004-1 Heritage Lake), 5.00%, 9/1/36	1,000,000	1,149,810
Romoland School District Special Tax, (Romoland School District Community Facilities District No. 2004-1 Heritage Lake), 5.00%, 9/1/37	1,100,000	1,261,480
Romoland School District Special Tax, (Romoland School District Community Facilities District No. 2004-1 Heritage Lake), 5.00%, 9/1/38	1,000,000	1,144,960
Roseville Special Tax, (Fiddyment Ranch Community Facilities District No. 1), 5.00%, 9/1/25	750,000	874,238
Roseville Special Tax, (Fiddyment Ranch Community Facilities District No. 1), 5.00%, 9/1/26	1,075,000	1,273,477
Roseville Special Tax, (Fiddyment Ranch Community Facilities District No. 1), 5.00%, 9/1/28	1,025,000	1,228,708
Roseville Special Tax, (Fiddyment Ranch Community Facilities District No. 1), 5.00%, 9/1/30	1,390,000	1,649,291
Roseville Special Tax, (Fiddyment Ranch Community Facilities District No. 1), 5.00%, 9/1/31	1,000,000	1,180,610
Roseville Special Tax, (Fiddyment Ranch Community Facilities District No. 1), 5.00%, 9/1/32	1,250,000	1,467,037
Roseville Special Tax, (Fiddyment Ranch Community Facilities District No. 1), 5.00%, 9/1/34	1,050,000	1,223,114
Roseville Water Utility COP, 5.00%, 12/1/26	1,690,000	2,068,661
Roseville Water Utility COP, 5.00%, 12/1/27	2,250,000	2,746,327
Sacramento City Financing Authority Rev., 5.40%, 11/1/20 (Ambac)	925,000	955,479
Sacramento County Airport System Rev., 5.00%, 7/1/20	1,000,000	1,039,690
Sacramento County Airport System Rev., 5.00%, 7/1/23	1,000,000	1,041,770
Sacramento County Airport System Rev., 5.00%, 7/1/24	1,000,000	1,041,440
Sacramento County Airport System Rev., 5.00%, 7/1/33	1,450,000	1,799,870

Sacramento County Airport System Rev., 5.00%, 7/1/34	1,000,000	1,234,600
Sacramento County Airport System Rev., 5.00%, 7/1/35	1,000,000	1,229,410
Sacramento County Sanitation Districts Financing Authority Rev., 5.25%, 12/1/21 (NATL)	1,000,000	1,100,040
Sacramento County Sanitation Districts Financing Authority Rev., VRN, 2.29%, (67% of the 3-month LIBOR plus 0.53%), 12/1/35 (NATL)	8,500,000	8,352,015
Sacramento Municipal Utility District Rev., 5.25%, 7/1/24 (Ambac)	3,000,000	3,423,510
Sacramento Municipal Utility District Rev., 5.00%, 8/15/24	1,000,000	1,191,350
Sacramento Municipal Utility District Rev., 5.00%, 8/15/24	1,500,000	1,677,510
Sacramento Municipal Utility District Rev., 5.00%, 8/15/25	5,000,000	5,591,050
Sacramento Municipal Utility District Rev., 5.00%, 8/15/28	1,200,000	1,569,912
Sacramento Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/1/34 (BAM)	1,355,000	1,588,629
Sacramento Transient Occupancy Tax Rev., 5.00%, 6/1/36	1,000,000	1,220,400
Sacramento Transient Occupancy Tax Rev., 5.00%, 6/1/37	2,250,000	2,736,135
Sacramento Transient Occupancy Tax Rev., 5.00%, 6/1/38	1,000,000	1,211,090
Salinas Union High School District GO, 0.00%, 8/1/20(2)	5,000,000	4,880,400
San Bernardino Community College District GO, Capital Appreciation, VRN, 0.00%, 8/1/34	17,240,000	21,175,202
San Bernardino Redevelopment Agency Successor Agency Tax Allocation, 4.00%, 12/1/19 (AGM)	2,665,000	2,703,056
San Bernardino Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/1/20 (AGM)	2,915,000	3,081,855
San Bernardino Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/1/22 (AGM)	2,310,000	2,594,962
San Bernardino Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/1/24 (AGM)	2,310,000	2,740,723
San Bernardino Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/1/25 (AGM)	1,275,000	1,548,309
San Buenaventura Rev., (Community Memorial Health System), 8.00%, 12/1/26	2,000,000	2,276,940
San Buenaventura Rev., (Community Memorial Health System), 7.50%, 12/1/41	4,300,000	4,785,040
San Diego Community College District GO, 5.00%, 8/1/30	3,000,000	3,442,500
San Diego Community College District GO, 4.00%, 8/1/36	9,305,000	10,399,547
San Diego County Rev., (Sanford Burnham Prebys Medical Discovery Institute), 5.00%, 11/1/19	300,000	304,254
San Diego County Rev., (Sanford Burnham Prebys Medical Discovery Institute), 5.00%, 11/1/22	1,525,000	1,698,545
San Diego County Rev., (Sanford Burnham Prebys Medical Discovery Institute), 5.00%, 11/1/30	675,000	798,431
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/19	1,290,000	1,293,612
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/21	2,000,000	2,084,640
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/31	1,000,000	1,231,690
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/32	850,000	1,040,757
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/33	1,000,000	1,219,350
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/34	700,000	849,954
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/34	750,000	776,895
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/35	1,000,000	1,209,600
San Diego County Regional Transportation Commission Rev., 5.00%, 4/1/21	5,940,000	6,355,087
San Diego County Water Authority Rev., 5.00%, 5/1/25	5,250,000	6,381,427
San Diego County Water Authority Rev., 5.00%, 5/1/26	2,390,000	2,897,469
San Diego County Water Authority Rev., 5.00%, 5/1/27	3,485,000	4,216,153
San Diego Public Facilities Financing Authority Rev., 5.25%, 5/15/20, Prerefunded at 100% of Par(1)	3,400,000	3,527,636
San Diego Public Facilities Financing Authority Rev., 5.00%, 8/1/21	2,000,000	2,161,380
San Diego Public Facilities Financing Authority Rev., 5.00%, 8/1/24	2,000,000	2,232,600
San Diego Public Facilities Financing Authority Rev., 5.00%, 5/15/28	10,000,000	12,446,300
San Diego Public Facilities Financing Authority Rev., (San Diego Water Utility Rev.), 5.00%, 8/1/38	5,000,000	6,200,350
San Diego Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/22	1,000,000	1,119,930
San Diego Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/23	1,000,000	1,155,250
San Diego Unified Port District Rev., 5.00%, 9/1/23	250,000	285,140
San Diego Unified Port District Rev., 5.00%, 9/1/24	500,000	568,080
San Diego Unified Port District Rev., 5.00%, 9/1/26	750,000	850,470

San Diego Unified School District GO, 5.00%, 7/1/33	1,320,000	1,636,153
San Francisco Bay Area Rapid Transit District Rev., 5.00%, 7/1/28	1,500,000	1,817,940
San Francisco City & County Airport Comm-San Francisco International Airport Rev., 5.00%, 5/3/21, Prerefunded at 100% of Par(1)	980,000	1,049,854
San Francisco City & County Airport Comm-San Francisco International Airport Rev., 5.00%, 5/3/21, Prerefunded at 100% of Par(1)	1,210,000	1,296,249
San Francisco City & County Airport Comm-San Francisco International Airport Rev., 5.00%, 5/1/22	1,000,000	1,110,110
San Francisco City & County Airport Comm-San Francisco International Airport Rev., 4.00%, 5/1/24	1,625,000	1,801,572
San Francisco City & County Airport Comm-San Francisco International Airport Rev., 5.00%, 5/1/26	1,250,000	1,380,825
San Francisco City & County Airport Comm-San Francisco International Airport Rev., 5.00%, 5/1/29	5,060,000	5,408,938
San Francisco City & County Airport Comm-San Francisco International Airport Rev., 5.00%, 5/1/36	6,000,000	7,517,220
San Francisco City & County Public Utilities Commission Wastewater Rev., 5.00%, 10/1/21	5,000,000	5,436,350
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 8/1/21	460,000	495,070
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 8/1/26	425,000	497,841
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 8/1/27	550,000	643,225
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 8/1/28	370,000	432,031
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 8/1/31	400,000	463,712
San Francisco City & County Redevelopment Financing Authority Tax Allocation, 6.00%, 8/1/19(1)	510,000	513,810
San Francisco City & County Redevelopment Financing Authority Tax Allocation, 6.00%, 8/1/20(1)	515,000	543,037
San Francisco City & County Redevelopment Financing Authority Tax Allocation, 6.625%, 2/1/21, Prerefunded at 100% of Par(1)	500,000	544,220
San Francisco Public Utilities Commission Water Rev., 5.00%, 5/1/20, Prerefunded at 100% of Par(1)	2,780,000	2,875,132
San Francisco Public Utilities Commission Water Rev., 5.00%, 11/1/28	1,055,000	1,274,334
San Gorgonio Memorial Health Care District GO, 5.00%, 8/1/25	850,000	991,848
San Joaquin Hills Transportation Corridor Agency Rev., 5.00%, 1/15/34	12,000,000	13,637,280
San Joaquin Hills Transportation Corridor Agency Rev., 5.00%, 1/15/44	1,000,000	1,127,010
San Joaquin Hills Transportation Corridor Agency Rev., 5.25%, 1/15/44	1,000,000	1,121,100
San Jose Unified School District GO, 5.00%, 8/1/19	1,000,000	1,006,170
San Mateo Special Tax, 5.875%, 9/1/32	1,375,000	1,522,647
San Mateo Special Tax, 5.50%, 9/1/44	750,000	811,088
San Mateo Foster City Public Financing Authority Rev., (San Mateo Sewer Rev.), 5.00%, 8/1/34(4)	1,050,000	1,337,647
San Mateo Foster City Public Financing Authority Rev., (San Mateo Sewer Rev.), 4.00%, 8/1/35(4)	1,100,000	1,265,176
San Mateo Foster City Public Financing Authority Rev., (San Mateo Sewer Rev.), 5.00%, 8/1/36(4)	1,885,000	2,378,022
Santa Barbara Financing Authority Rev., (Santa Barbara), 5.00%, 4/1/29	1,515,000	1,997,149
Santa Barbara Financing Authority Rev., (Santa Barbara), 5.00%, 4/1/31	845,000	1,093,244
Santa Barbara Financing Authority Rev., (Santa Barbara), 5.00%, 4/1/33	840,000	1,071,605
Santa Barbara Financing Authority Rev., (Santa Barbara), 5.00%, 4/1/35	2,035,000	2,573,664
Santa Barbara Financing Authority Rev., (Santa Barbara), 5.00%, 4/1/38	1,000,000	1,248,890
Santa Clara Electric Rev., 5.00%, 7/1/30	1,500,000	1,611,645
Santa Clara Valley Transportation Authority Rev., 5.00%, 4/1/20	4,000,000	4,126,040
Santa Cruz County Redevelopment Agency Tax Allocation, 5.00%, 9/1/35 (AGM)	1,500,000	1,771,995
Santa Monica Redevelopment Agency Tax Allocation, 5.875%, 7/1/42	1,000,000	1,087,330
Santa Rosa Wastewater Rev., Capital Appreciation, 0.00%, 9/1/24 (Ambac)(2)	9,000,000	8,158,230
Sonoma Community Development Agency Successor Agency Tax Allocation, 5.00%, 6/1/23 (NATL)	1,000,000	1,100,660
Sonoma Community Development Agency Successor Agency Tax Allocation, 5.00%, 6/1/25 (NATL)	1,390,000	1,647,873
Sonoma Community Development Agency Successor Agency Tax Allocation, 5.00%, 6/1/29 (NATL)	1,100,000	1,319,351
Sonoma Community Development Agency Successor Agency Tax Allocation, 5.00%, 6/1/33 (NATL)	1,325,000	1,560,890
South Orange County Public Financing Authority Special Tax, 5.00%, 8/15/20	1,100,000	1,148,312
South Orange County Public Financing Authority Special Tax, 5.00%, 8/15/21	1,500,000	1,617,045
South Orange County Public Financing Authority Special Tax, 5.00%, 8/15/23	1,200,000	1,374,888
South Orange County Public Financing Authority Special Tax, 5.00%, 8/15/25	1,125,000	1,358,021

South Orange County Public Financing Authority Special Tax, 5.00%, 8/15/26	1,000,000	1,235,660
South Orange County Public Financing Authority Special Tax, 5.00%, 8/15/27	1,155,000	1,457,737
South Orange County Public Financing Authority Special Tax, 5.00%, 8/15/28	1,340,000	1,723,722
Southern California Public Power Authority Rev., 5.00%, 7/1/20	4,000,000	4,162,280
Southern California Public Power Authority Rev., 5.00%, 7/1/21	2,780,000	2,998,842
Southern California Public Power Authority Rev., VRDN, 1.67%, (MUNIPSA plus 0.25%), 5/1/21	10,000,000	9,983,900
Southern California Water Replenishment District Rev., 5.00%, 8/1/21	1,000,000	1,080,920
Southern California Water Replenishment District Rev., 5.00%, 8/1/35	2,190,000	2,718,425
Southern California Water Replenishment District Rev., 5.00%, 8/1/37	2,170,000	2,667,516
State of California GO, 5.00%, 7/1/19(1)	4,505,000	4,517,749
State of California GO, 5.00%, 9/1/19	5,000,000	5,046,100
State of California GO, 5.25%, 10/1/20	5,000,000	5,064,400
State of California GO, 5.00%, 3/1/23	10,000,000	11,349,000
State of California GO, 5.00%, 12/1/26	1,045,000	1,209,985
State of California GO, 5.00%, 2/1/27	10,000,000	11,289,600
State of California GO, 4.00%, 11/1/27	2,000,000	2,393,820
State of California GO, 5.00%, 2/1/28	6,795,000	7,660,955
State of California GO, 5.00%, 11/1/29	2,625,000	3,021,112
State of California GO, 5.00%, 4/1/30	2,500,000	3,237,975
State of California GO, 5.00%, 4/1/31	1,350,000	1,736,748
State of California GO, 5.00%, 11/1/31	7,435,000	9,278,434
State of California GO, 5.00%, 4/1/32	3,000,000	3,839,850
State of California GO, 5.00%, 4/1/37	5,000,000	5,742,250
State of California GO, 5.00%, 4/1/38	3,500,000	4,378,150
State of California GO, 5.50%, 3/1/40	3,000,000	3,088,320
State of California GO, VRDN, 2.44%, (70% of the 1-month LIBOR plus 0.70%), 12/1/20	1,700,000	1,706,001
State of California GO, VRDN, 2.50%, (70% of the 1-month LIBOR plus 0.76%), 12/1/21	4,000,000	4,021,760
State of California GO, VRDN, 4.00%, 12/1/21	4,000,000	4,190,760
State of California GO, VRN, 2.57%, (MUNIPSA plus 1.15%), 5/1/20	1,920,000	1,927,430
State of California Department of Water Resources Rev., 5.00%, 12/1/19, Prerefunded at 100% of Par(1)	905,000	921,806
State of California Department of Water Resources Rev., 5.00%, 12/1/25	2,000,000	2,469,100
State of California Department of Water Resources Power Supply Rev., 5.00%, 5/1/20	14,215,000	14,709,256
State of California Department of Water Resources Power Supply Rev., 5.00%, 5/1/20, Prerefunded at 100% of Par(1)	1,860,000	1,922,775
State of California Department of Water Resources Power Supply Rev., 5.00%, 5/1/21	10,000,000	10,724,500
State of California Department of Water Resources Power Supply Rev., 5.00%, 5/1/21	1,140,000	1,178,897
State of California Department of Water Resources Power Supply Rev., 5.00%, 5/1/22	4,180,000	4,635,202
Stockton Public Financing Authority Rev., 5.00%, 9/1/22 (BAM)	1,410,000	1,567,666
Stockton Public Financing Authority Rev., 5.00%, 9/1/23 (BAM)	1,435,000	1,639,244
Stockton Public Financing Authority Rev., 5.00%, 9/1/24 (BAM)	1,090,000	1,279,060
Stockton Public Financing Authority Rev., 5.00%, 9/1/25 (BAM)	2,255,000	2,647,370
Stockton Public Financing Authority Rev., 5.00%, 9/1/26 (BAM)	1,495,000	1,750,196
Stockton Public Financing Authority Rev., 5.00%, 9/1/27 (BAM)	1,000,000	1,166,310
Stockton Public Financing Authority Rev., 6.25%, 10/1/38	1,500,000	1,782,735
Stockton Public Financing Authority Rev., 6.25%, 10/1/40	750,000	889,995
Stockton Public Financing Authority Rev., (Stockton Water Rev.), 5.00%, 10/1/30 (BAM)	1,000,000	1,247,910
Stockton Public Financing Authority Rev., (Stockton Water Rev.), 5.00%, 10/1/31 (BAM)	1,000,000	1,241,150
Stockton Public Financing Authority Special Tax, 4.00%, 9/2/20 (BAM)	575,000	594,096
Stockton Public Financing Authority Special Tax, 4.00%, 9/2/21 (BAM)	450,000	474,611
Stockton Public Financing Authority Special Tax, 4.00%, 9/2/22 (BAM)	940,000	1,012,418

Stockton Public Financing Authority Special Tax, 4.00%, 9/2/23 (BAM)	655,000	718,915
Stockton Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/29 (AGM)	1,500,000	1,809,900
Stockton Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/30 (AGM)	1,800,000	2,160,090
Stockton Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/31 (AGM)	1,825,000	2,177,407
Temecula Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/15/28 (AGM)	500,000	620,190
Temecula Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/15/29 (AGM)	1,155,000	1,428,054
Temecula Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/15/31 (AGM)	765,000	929,850
Temecula Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/15/32 (AGM)	750,000	906,225
Temecula Valley Unified School District Financing Authority Special Tax, 5.00%, 9/1/19 (BAM)	265,000	267,253
Temecula Valley Unified School District Financing Authority Special Tax, 5.00%, 9/1/20 (BAM)	400,000	417,252
Temecula Valley Unified School District Financing Authority Special Tax, 5.00%, 9/1/21 (BAM)	515,000	555,742
Temecula Valley Unified School District Financing Authority Special Tax, 5.00%, 9/1/22 (BAM)	275,000	306,122
Tobacco Securitization Authority of Southern California Rev., (San Diego County Tobacco Asset Securitization Corp.), 5.00%, 6/1/37	2,250,000	2,261,385
Tobacco Securitization Authority of Southern California Rev., (San Diego County Tobacco Asset Securitization Corp.), 5.125%, 6/1/46	1,000,000	1,002,160
Tracy Community Facilities District Special Tax, (Tracy Community Facilities District No. 2016-01), 5.00%, 9/1/28	425,000	501,007
Tracy Community Facilities District Special Tax, (Tracy Community Facilities District No. 2016-01), 5.00%, 9/1/33	1,610,000	1,863,720
Tracy Community Facilities District Special Tax, (Tracy Community Facilities District No. 2016-01), 5.00%, 9/1/38	1,635,000	1,871,143
Tustin Community Facilities District Special Tax, 5.00%, 9/1/28	1,000,000	1,194,150
Tustin Community Facilities District Special Tax, 5.00%, 9/1/30	1,000,000	1,182,480
Tustin Unified School District Special Tax, 6.00%, 9/1/20, Prerefunded at 100% of Par(1)	2,000,000	2,116,640
University of California Rev., 5.00%, 5/15/20	1,405,000	1,409,018
University of California Rev., 5.00%, 5/15/22, Prerefunded at 100% of Par(1)	2,840,000	3,149,816
University of California Rev., 5.00%, 5/15/23, Prerefunded at 100% of Par(1)	1,395,000	1,598,182
University of California Rev., 4.00%, 5/15/26	2,415,000	2,840,209
University of California Rev., 5.00%, 5/15/26	3,310,000	3,662,945
University of California Rev., VRDN, 1.25%, 6/3/19	350,000	350,000
University of California Rev., VRDN, 5.00%, 5/15/23	5,000,000	5,714,050
University of California Hastings College of the Law Rev., 5.00%, 4/1/31 (AGM)	1,045,000	1,263,050
Upland COP, (San Antonio Regional Hospital Obligated Group), 5.00%, 1/1/29	1,510,000	1,805,688
Upland COP, (San Antonio Regional Hospital Obligated Group), 5.00%, 1/1/32	1,475,000	1,733,612
Upland COP, (San Antonio Regional Hospital Obligated Group), 4.00%, 1/1/36	1,000,000	1,060,460
Upper Santa Clara Valley Joint Powers Authority Rev., 4.00%, 8/1/19	600,000	602,754
West Contra Costa Unified School District GO, 5.00%, 8/1/30	2,000,000	2,324,440
West Contra Costa Unified School District GO, 5.00%, 8/1/33	3,000,000	3,478,170
West Contra Costa Unified School District GO, 5.00%, 8/1/35	1,500,000	1,732,920
West Sacramento Financing Authority Special Tax, 5.00%, 9/1/19 (XLCA)	995,000	1,003,239
West Valley-Mission Community College District GO, 4.00%, 8/1/34	625,000	723,481
West Valley-Mission Community College District GO, 4.00%, 8/1/35	600,000	691,272
West Valley-Mission Community College District GO, 4.00%, 8/1/36	1,230,000	1,411,991
Western Riverside Water & Wastewater Financing Authority Rev., 5.00%, 9/1/24	1,685,000	1,961,559
Western Riverside Water & Wastewater Financing Authority Rev., 5.00%, 9/1/25	1,170,000	1,393,879
		1,844,039,551
Guam — 0.4%
Guam Government GO, 6.00%, 11/15/19	225,000	229,043
Guam Government Power Authority Rev., 5.00%, 10/1/19 (AGM)	1,000,000	1,010,620
Guam Government Power Authority Rev., 5.50%, 10/1/20, Prerefunded at 100% of Par(1)	2,150,000	2,263,821
Guam Government Waterworks Authority Rev., 5.00%, 7/1/21	300,000	316,818
Guam Government Waterworks Authority Rev., 5.00%, 7/1/22	325,000	352,391

Guam Government Waterworks Authority Rev., 5.00%, 7/1/23	500,000	553,250
Guam Government Waterworks Authority Rev., 5.00%, 7/1/24	350,000	395,367
Guam Government Waterworks Authority Rev., 5.00%, 7/1/25	350,000	401,930
Guam Government Waterworks Authority Rev., 5.00%, 7/1/26	500,000	582,585
Guam Government Waterworks Authority Rev., 5.00%, 7/1/27	900,000	1,062,702
		7,168,527
TOTAL INVESTMENT SECURITIES — 99.7% (Cost $1,748,443,742)		1,851,208,078
OTHER ASSETS AND LIABILITIES — 0.3%		5,892,166
TOTAL NET ASSETS — 100.0%		$1,857,100,244

NOTES TO SCHEDULE OF INVESTMENTS
AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal Corporation
BAM	-	Build America Mutual Assurance Company
COP	-	Certificates of Participation
GA	-	Guaranty Agreement
GO	-	General Obligation
LIBOR	-	London Interbank Offered Rate
LOC	-	Letter of Credit
MUNIPSA	-	SIFMA Municipal Swap Index
NATL	-	National Public Finance Guarantee Corporation
SBBPA	-	Standby Bond Purchase Agreement
VRDN	-
Variable Rate Demand Note. The instrument may be payable upon demand and adjusts periodically based upon the terms set forth in the security's offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The date of the demand feature is disclosed.

VRN	-
Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated.

XLCA	-	XL Capital Ltd.

(1)	Escrowed to maturity in U.S. government securities or state and local government securities.

(2)	Security is a zero-coupon bond. Zero-coupon securities are issued at a substantial discount from their value at maturity.

(3)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $30,156,523, which represented 1.6% of total net assets.

(4)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Municipal securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 2. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.